                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
ASSET-BACKED SECURITIES--0.9%
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile
   Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14              $      3,354,000       $    2,000,662
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 0.794%, 5/25/34(1)                  4,482,726            2,583,534
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
   Certificates, Series 2006-M3, Cl. A2B, 0.414%, 9/25/36(1)                 2,190,000            1,496,567
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
   Certificates, Series 2006-W5, Cl. A2B, 0.414%, 5/26/36(1)                   967,767              891,430
Bank of America Credit Card Trust, Credit Card Asset-Backed
   Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13                    2,500,000            2,586,948
Capital Auto Receivables Asset Trust 2007-1, Automobile
   Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12               665,000              591,292
Capital One Auto Finance Trust, Automobile Receivables, Series
   2006-C, Cl. A4, 0.349%, 5/15/13(1)                                        3,320,000            3,040,957
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
   Series 2006-A, Cl. AV2, 0.414%, 5/16/36(1)                                  932,457              899,296
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg.
   Investment Conduit Pass-Through Certificates, Series 2004-1,
   Cl. AF2, 2.645%, 4/25/34                                                    641,789              605,784
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
   Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.409%,
   10/25/36(1)                                                               1,475,662            1,384,998
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed
   Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 0.409%,
   11/25/36(1)                                                               3,325,785            2,912,038
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                                 1,954,087            1,507,318
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                                 1,024,524              747,328
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
   Certificates, Series 2006-25, Cl. 2A2, 0.434%, 6/25/47(1)                 4,054,000            1,944,835
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.549%, 12/15/35(1)                                     636,666              246,394
Series 2006-H, Cl. 2A1A, 0.469%, 11/15/36(1)                                   214,695               42,022
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
   11.96%, 4/15/11(2, 3, 4)                                                 15,000,000                  150
DVI Receivables Corp., Equipment Asset-Backed Certificates,
   Series 2001-2, Cl. C, 4.405%, 11/11/09(2, 3)                              3,083,887                   --
Embarcadero Aircraft Securitization Trust, Airplane Receivable
   Nts., Series 2000-A, Cl. B, 8/15/25(2, 3, 4)                              2,730,094                   --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
   Certificates, Series 2006-FF10, Cl. A3, 0.404%, 7/25/36(1)                3,579,960            3,261,158
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
   Certificates, Series 2006-FF9, Cl. 2A2, 0.424%, 7/7/36(1)                 1,792,783            1,226,402
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through
   Certificates, Series 2006-FFA, Cl. A3, 0.434%, 9/25/36(1)                 2,446,327              249,470


                      1 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series
   2009-B, Cl. A2, 2.10%, 11/15/11                                    $      1,820,000       $    1,821,514
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
   Obligations, Series 1A, Cl. D, 6/13/11(2, 3, 4)                           6,932,011                   --
Green Tree Financial Corp., Manufactured Housing Contract Sr.
   Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%,
   5/15/29                                                                   4,814,000            2,581,485
Greenpoint Credit Manufactured Housing Contract Trust,
   Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%,
   6/20/31                                                                   3,091,007              473,820
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
   Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35                       2,662,000              736,999
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through
   Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37                       1,088,846              140,942
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
   Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.575%,
   1/20/35(1)                                                                1,417,628              943,532
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
   Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.425%,
   3/20/36(1)                                                                1,520,000            1,320,498
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 3.424%, 8/15/22(1, 3)                                20,040,000            7,014,000
Series 2007-1A, Cl. C, 4.724%, 8/15/22(1, 3)                                16,980,000            2,716,800
Series 2007-1A, Cl. D, 6.724%, 8/15/22(1, 3)                                16,980,000            2,207,400
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)                                      60,325               59,941
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                       445,256              419,760
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series
   2A, Cl. C1, 0.01%, 3/24/14(1, 3)                                          4,046,827               10,117
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
   Certificates, Series 2006-WMC3, Cl. A3, 0.414%, 8/25/36(1)                5,580,000            1,779,802
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
   Cl. ECFD, 2.199%, 1/25/29(1, 3)                                           4,475,119              760,770
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates,
   Series 2006-2, Cl. 2A2, 0.414%, 7/1/36(1)                                 4,467,144            2,922,175
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
   Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)                    1,579,931            1,346,701
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.414%,
   9/25/36(1)                                                                3,967,524            3,445,242
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
   Asset-Backed Securities, Series 2007-BR2, Cl. A2, 0.544%,
   2/25/37(1)                                                                1,804,553              716,538
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B,
   Cl. B, 1.72%, 6/15/39(1)                                                  6,323,000            1,991,534
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series
   2006-3A, Cl. F, 17.629%, 6/7/11(1, 3)                                     5,430,000            3,556,650
Taganka Car Loan Finance plc, Automobile Asset-Backed
   Certificates, Series 2006-1A, Cl. C, 3.621%, 11/14/13(1, 3)                 504,481              403,585


                      2 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Terwin Mortgage Trust, Home Equity Asset-Backed Securities,
   Series 2006-4SL, Cl. A1, 4.50%, 5/1/37                             $        519,225       $       77,251
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
   Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2,
   0.414%, 7/25/36(1)                                                        1,714,033            1,675,295
                                                                                             --------------
Total Asset-Backed Securities (Cost $162,546,097)                                                67,340,934
MORTGAGE-BACKED OBLIGATIONS--20.0%
GOVERNMENT AGENCY--9.8%
FHLMC/FNMA/SPONSORED--9.1%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34                                                         7,315,802            7,482,408
6%, 1/15/19-3/15/33                                                         11,379,120           12,006,067
6%, 7/1/24(5)                                                                5,750,000            6,079,728
6.50%, 4/15/18-8/15/32                                                       6,301,458            6,737,140
7%, 8/15/21-10/1/31                                                          5,086,068            5,528,769
7.50%, 2/15/32-4/25/36                                                       6,376,236            6,948,802
8.50%, 8/15/31                                                                 366,279              402,282
10%, 5/15/20                                                                   149,606              168,095
10.50%, 6/14/20                                                                161,738              184,483
11.50%, 11/14/16                                                                52,565               55,739
12%, 6/14/10-6/15/17                                                           269,433              288,774
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                          5,960,928            6,418,475
Series 151, Cl. F, 9%, 5/15/21                                                  11,935               12,919
Series 1590, Cl. IA, 1.425%, 10/15/23(1)                                     5,439,459            5,468,680
Series 1674, Cl. Z, 6.75%, 2/15/24                                             269,290              289,882
Series 2006-11, Cl. PS, 23.416%, 3/25/36(1)                                  2,540,339            3,050,288
Series 2034, Cl. Z, 6.50%, 2/15/28                                              52,115               56,079
Series 2043, Cl. ZP, 6.50%, 4/15/28                                          3,812,733            4,063,084
Series 2053, Cl. Z, 6.50%, 4/15/28                                              50,440               54,005
Series 2116, Cl. ZA, 6%, 1/15/29                                             3,756,150            4,015,389
Series 2326, Cl. ZP, 6.50%, 6/15/31                                            796,248              850,699
Series 2344, Cl. FP, 1.269%, 8/15/31(1)                                      1,948,860            1,954,338
Series 2368, Cl. TG, 6%, 10/15/16                                              887,098              949,362
Series 2412, Cl. GF, 1.269%, 2/15/32(1)                                      4,212,215            4,228,652
Series 2427, Cl. ZM, 6.50%, 3/15/32                                          3,835,367            4,098,147
Series 2435, Cl. EQ, 6%, 5/15/31                                             2,587,552            2,647,845
Series 2451, Cl. FD, 1.319%, 3/15/32(1)                                      1,469,102            1,476,321
Series 2453, Cl. BD, 6%, 5/15/17                                               113,079              121,200
Series 2461, Cl. PZ, 6.50%, 6/15/32                                            299,852              320,901
Series 2464, Cl. FI, 1.319%, 2/15/32(1)                                      1,554,579            1,561,279
Series 2470, Cl. AF, 1.319%, 3/15/32(1)                                      2,472,825            2,490,368
Series 2470, Cl. LF, 1.319%, 2/15/32(1)                                      1,591,311            1,606,185
Series 2471, Cl. FD, 1.319%, 3/15/32(1)                                      2,856,867            2,887,719
Series 2475, Cl. FB, 1.319%, 2/15/32(1)                                      2,247,615            2,260,395
Series 2500, Cl. FD, 0.819%, 3/15/32(1)                                        541,129              534,103
Series 2517, Cl. GF, 1.319%, 2/15/32(1)                                      1,300,219            1,311,051
Series 2526, Cl. FE, 0.719%, 6/15/29(1)                                        674,452              661,056
Series 2551, Cl. FD, 0.719%, 1/15/33(1)                                        508,545              503,043


                      3 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2641, Cl. CE, 3.50%, 9/15/25                                   $        908,444       $      913,621
Series 2676, Cl. KY, 5%, 9/15/23                                             2,516,000            2,563,412
Series 2676, Cl. TF, 0.919%, 1/15/32(1)                                      3,589,531            3,537,635
Series 2754, Cl. PE, 5%, 2/15/34                                             5,000,000            5,211,662
Series 2857, Cl. MG, 5%, 9/1/34                                              5,125,000            5,339,735
Series 2934, Cl. NA, 5%, 4/15/24                                             1,374,031            1,389,316
Series 2936, Cl. PE, 5%, 2/1/35                                              2,807,000            2,920,115
Series 2947, Cl. HE, 5%, 3/1/35                                              4,120,000            4,296,556
Series 3025, Cl. SJ, 23.579%, 8/15/35(1)                                     2,690,806            3,232,197
Series 3035, Cl. DM, 5.50%, 11/15/25                                         4,032,948            4,104,036
Series 3057, Cl. LG, 5%, 10/15/35                                            5,000,000            5,211,775
Series 3094, Cl. HS, 23.212%, 6/15/34(1)                                     1,451,545            1,704,479
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 177, Cl. IO, 11.849%, 7/1/26(6)                                       2,123,217              413,807
Series 183, Cl. IO, 7.76%, 4/1/27(6)                                           842,371              152,791
Series 192, Cl. IO, 9.751%, 2/1/28(6)                                          374,549               78,361
Series 200, Cl. IO, 9.269%, 1/1/29(6)                                          459,092               80,656
Series 203, Cl. IO, (0.539)%, 6/1/29(6)                                      1,538,610              310,653
Series 205, Cl. IO, 7.672%, 9/1/29(6)                                        2,051,973              435,632
Series 206, Cl. IO, (12.32)%, 12/1/29(6)                                       639,540              119,583
Series 207, Cl. IO, (21.132)%, 4/1/30(6)                                       740,779              148,475
Series 2074, Cl. S, 44.454%, 7/17/28(6)                                        473,919               64,687
Series 2079, Cl. S, 55.718%, 7/17/28(6)                                        781,398              106,516
Series 208, Cl. IO, (7.448)%, 6/1/30(6)                                      1,389,590              251,836
Series 214, Cl. IO, (14.714)%, 6/1/31(6)                                       700,327              125,875
Series 224, Cl. IO, 1.60%, 3/1/33(6)                                         3,829,654              645,708
Series 243, Cl. 6, 1.689%, 12/15/32(6)                                       2,350,573              352,215
Series 2526, Cl. SE, 40.704%, 6/15/29(6)                                     1,218,735              145,507
Series 2802, Cl. AS, 99.999%, 4/15/33(6)                                     3,137,195              244,326
Series 2819, Cl. S, 50.013%, 6/15/34(6)                                     10,875,158            1,031,063
Series 2920, Cl. S, 74.463%, 1/15/35(6)                                      6,443,747              646,178
Series 3000, Cl. SE, 98.123%, 7/15/25(6)                                     7,944,207              674,257
Series 3004, Cl. SB, 99.999%, 7/15/35(6)                                    12,141,354              987,699
Series 3110, Cl. SL, 95.023%, 2/15/26(6)                                     2,315,220              193,951
Series 3146, Cl. SA, 49.905%, 4/15/36(6)                                    20,323,203            2,191,449
Federal Home Loan Mortgage Corp., Principal-Only Stripped
   Mtg.-Backed Security, Series 192, Cl. PO, 6.904%, 2/1/28(7)                 374,549              317,933
Federal National Mortgage Assn.:
4.50%, 7/1/24-7/1/39(5)                                                     26,575,000           26,779,657
5%, 11/25/21-12/25/21                                                          219,430              228,090
5%, 7/1/39(5)                                                               67,395,000           68,627,048
5.296%, 10/1/36                                                             25,598,724           26,674,819
5.50%, 1/25/22-8/25/22                                                       2,011,931            2,108,725
5.50%, 7/1/24-7/1/39(5)                                                    137,218,000          141,858,250
6%, 10/1/37                                                                  6,833,852            7,153,254
6%, 7/1/23-7/1/39(5)                                                        68,291,000           71,668,153


                      4 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 12/25/29-1/1/34                                                $     19,406,056       $   20,935,322
6.50%, 7/1/37(5)                                                             7,343,000            7,821,441
7%, 11/1/17-9/25/34                                                         28,947,036           31,683,697
7.50%, 6/25/10-1/1/33                                                       10,797,329           11,779,821
8.50%, 7/1/32                                                                   80,868               88,059
9.50%, 4/25/20-4/8/21                                                           84,199               92,316
11%, 11/8/15-2/25/26                                                           282,238              326,006
13%, 6/25/15                                                                    66,671               79,214
15%, 5/9/13                                                                    142,502              161,886
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
   Cl. IO, 28.164%, 7/25/41(6)                                              22,301,433              539,362
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl.
   IO, 38.318%, 12/25/41(6)                                                116,572,909            1,755,332
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl.
   IO, 39.399%, 11/25/40(6)                                                 13,632,729              313,594
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
   Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                              274,354              297,422
Trust 1997-45, Cl. CD, 8%, 7/18/27                                           1,635,005            1,824,954
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                       1,858,224            1,979,854
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                           82,216               88,050
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                       3,340,943            3,525,365
Trust 2001-19, Cl. Z, 6%, 5/1/31                                             1,882,476            2,008,775
Trust 2001-44, Cl. QC, 6%, 9/25/16                                             245,800              262,866
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                         362,367              387,216
Trust 2001-65, Cl. F, 0.914%, 11/25/31(1)                                    3,221,609            3,216,029
Trust 2001-69, Cl. PF, 1.314%, 12/25/31(1)                                   3,537,737            3,561,276
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                           3,741,444            3,993,209
Trust 2002-12, Cl. PG, 6%, 3/25/17                                           2,419,596            2,589,657
Trust 2002-19, Cl. PE, 6%, 4/25/17                                           1,355,449            1,449,404
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                        3,661,469            3,912,026
Trust 2002-29, Cl. F, 1.314%, 4/25/32(1)                                     1,722,401            1,733,993
Trust 2002-60, Cl. FH, 1.314%, 8/25/32(1)                                    3,406,628            3,426,052
Trust 2002-64, Cl. FJ, 1.314%, 4/25/32(1)                                      528,996              529,107
Trust 2002-68, Cl. FH, 0.818%, 10/18/32(1)                                   1,085,987            1,080,039
Trust 2002-81, Cl. FM, 0.814%, 12/25/32(1)                                   2,037,128            2,027,519
Trust 2002-84, Cl. FB, 1.314%, 12/25/32(1)                                     338,367              340,666
Trust 2002-9, Cl. PC, 6%, 3/25/17                                            2,737,256            2,930,441
Trust 2003-11, Cl. FA, 1.314%, 9/25/32(1)                                      461,740              464,876
Trust 2003-116, Cl. FA, 0.714%, 11/25/33(1)                                    677,268              662,965
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                        5,556,000            5,665,032
Trust 2003-3, Cl. FM, 0.814%, 4/25/33(1)                                     2,526,735            2,518,906
Trust 2003-81, Cl. PW, 4%, 3/25/25                                             682,536              684,209
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          5,778,000            6,124,238
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                          623,293              623,502
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                          1,605,529            1,751,168
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                      3,800,000            3,868,174
Trust 2005-25, Cl. PS, 26.78%, 4/25/35(1)                                      972,783            1,228,754
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                        2,865,000            3,019,793


                      5 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                 $      6,770,454       $    7,138,084
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                        3,510,000            3,588,396
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                          960,000              979,822
Trust 2006-46, Cl. SW, 23.049%, 6/25/36(1)                                   3,729,133            4,456,610
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
   Conduit Pass-Through Certificates, Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2005-14, Cl. SE, 42.618%, 3/25/35(6)                                   1,425,603              126,919
Trust 2006-60, Cl. DI, 42.267%, 4/25/35(6)                                   2,389,502              207,539
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 53.062%, 11/18/31(6)                                  3,656,764              391,507
Trust 2001-63, Cl. SD, 25.056%, 12/18/31(6)                                     97,057               10,899
Trust 2001-68, Cl. SC, 19.054%, 11/25/31(6)                                     65,957                7,259
Trust 2001-81, Cl. S, 35.909%, 1/25/32(6)                                      878,436               99,459
Trust 2002-28, Cl. SA, 38.889%, 4/25/32(6)                                     638,299               86,064
Trust 2002-38, Cl. SO, 55.628%, 4/25/32(6)                                     581,301               56,949
Trust 2002-39, Cl. SD, 39.97%, 3/18/32(6)                                      904,416               96,840
Trust 2002-48, Cl. S, 35.784%, 7/25/32(6)                                    1,010,364              110,099
Trust 2002-52, Cl. SL, 36.445%, 9/25/32(6)                                     608,505               66,674
Trust 2002-53, Cl. SK, 38.144%, 4/25/32(6)                                     563,771               60,289
Trust 2002-56, Cl. SN, 38.571%, 7/25/32(6)                                   1,385,666              153,105
Trust 2002-65, Cl. SC, 63.795%, 6/25/26(6)                                   1,762,029              202,169
Trust 2002-77, Cl. IS, 47.13%, 12/18/32(6)                                     990,360              106,712
Trust 2002-77, Cl. SH, 44.003%, 12/18/32(6)                                  1,105,898              133,475
Trust 2002-89, Cl. S, 71.737%, 1/25/33(6)                                    6,007,530              667,971
Trust 2002-9, Cl. MS, 35.176%, 3/25/32(6)                                    1,205,525              134,489
Trust 2003-13, Cl. IO, 10.317%, 3/25/33(6)                                   4,410,594              608,464
Trust 2003-23, Cl. ES, 76.069%, 10/25/22(6)                                 19,719,728            1,668,324
Trust 2003-26, Cl. DI, 10.64%, 4/25/33(6)                                    2,899,693              359,698
Trust 2003-26, Cl. IK, 14.289%, 4/25/33(6)                                     508,164               62,444
Trust 2003-33, Cl. SP, 61.814%, 5/25/33(6)                                   4,089,200              437,890
Trust 2003-4, Cl. S, 49.369%, 2/25/33(6)                                     2,073,732              219,047
Trust 2003-46, Cl. IH, (14.556)%, 6/1/33(6)                                    822,503               91,881
Trust 2005-40, Cl. SA, 73.903%, 5/25/35(6)                                   9,892,852              947,757
Trust 2005-40, Cl. SB, 87.348%, 5/25/35(6)                                   4,452,120              553,377
Trust 2005-71, Cl. SA, 73.122%, 8/25/25(6)                                   5,086,194              484,840
Trust 2005-87, Cl. SE, 91.158%, 10/25/35(6)                                 49,363,843            4,419,017
Trust 2006-90, Cl. SX, 99.999%, 9/25/36(6)                                   9,262,789            1,235,391
Trust 221, Cl. 2, 17.103%, 5/1/23(6)                                           835,278              154,725
Trust 240, Cl. 2, 23.166%, 9/1/23(6)                                         1,365,279              187,385
Trust 247, Cl. 2, 4.622%, 10/1/23(6)                                           328,159               64,536
Trust 252, Cl. 2, 9.08%, 11/1/23(6)                                             98,789               18,671
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                                     4,206,384              523,122
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                                      7,543,153              692,683
Trust 301, Cl. 2, 0.026%, 4/1/29(6)                                          1,264,917              224,430


                      6 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 303, Cl. IO, 15.508%, 11/1/29(6)                                $        730,335       $      137,255
Trust 313, Cl. 2, 14.705%, 6/1/31(6)                                        11,491,464            2,097,056
Trust 319, Cl. 2, 0.072%, 2/1/32(6)                                             74,068               13,055
Trust 321, Cl. 2, 3.768%, 4/1/32(6)                                          6,036,658            1,082,237
Trust 324, Cl. 2, (0.636)%, 7/1/32(6)                                        4,347,909              730,144
Trust 328, Cl. 2, (4.54)%, 12/1/32(6)                                        8,441,729            1,342,565
Trust 331, Cl. 5, 2.084%, 2/1/33(6)                                          4,998,410              685,642
Trust 334, Cl. 10, 4.129%, 2/1/33(6)                                         4,181,073              586,072
Trust 334, Cl. 12, (8.029)%, 2/1/33(6)                                       6,247,969              842,107
Trust 334, Cl. 3, (15.137)%, 7/1/33(6)                                       1,605,777              196,575
Trust 334, Cl. 5, (15.088)%, 5/1/33(6)                                       2,891,009              349,972
Trust 339, Cl. 7, (6.959)%, 7/1/33(6)                                       14,735,597            1,650,056
Trust 339, Cl. 8, (7.298)%, 8/1/33(6)                                          911,558              112,937
Trust 345, Cl. 9, 2.362%, 1/1/34(6)                                          5,486,937              961,472
Trust 351, Cl. 10, 3.464%, 4/1/34(6)                                         1,600,133              205,947
Trust 351, Cl. 11, (0.318)%, 11/1/34(6)                                        853,327              110,228
Trust 351, Cl. 8, 2.745%, 4/1/34(6)                                          2,610,560              354,676
Trust 356, Cl. 10, (2.058)%, 6/1/35(6)                                       2,261,945              277,766
Trust 356, Cl. 12, (3.812)%, 2/1/35(6)                                       1,161,599              140,043
Trust 362, Cl. 12, (2.343)%, 8/1/35(6)                                         138,816               21,338
Trust 362, Cl. 13, (0.125)%, 8/1/35(6)                                         146,134               20,479
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security:
Trust 322, Cl. 1, 7.806%, 4/1/32(7)                                         12,944,347           11,500,866
Trust 324, Cl. 1, 7.752%, 7/1/32(7)                                          1,085,706              979,435
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
   Security:
Series 1992-2, Cl. IO, 22.21%, 9/15/22(6)                                   12,053,747              191,368
Series 1995-2B, Cl. 2IO, 19.573%, 6/15/25(6)                                   800,436               21,355
Series 1995-3, Cl. 1IO, 10.877%, 9/15/25(6)                                 27,328,823              149,062
                                                                                             --------------
                                                                                                694,961,752
                                                                                             --------------
GNMA/GUARANTEED--0.7%
Government National Mortgage Assn.:
4.50%, 7/1/24(5)                                                            27,530,000           27,486,998
4.625%, 7/1/27(1)                                                                7,203                7,378
7%, 1/29/28-2/8/30                                                           1,874,022            2,043,909
8%, 1/29/28-9/29/28                                                            713,266              804,305
11%, 11/8/19                                                                    15,236               16,870
12%, 12/9/13-9/1/15                                                             25,750               28,795
12.50%, 12/29/13-11/29/15                                                      773,392              830,102
13%, 10/30/15                                                                1,149,822            1,288,727
13.50%, 6/30/15                                                              1,603,768            1,823,635
Government National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                          7,278,066            8,053,923
Series 2000-12, Cl. ZA, 8%, 2/16/30                                          3,128,433            3,363,275
Series 2000-7, Cl. Z, 8%, 1/16/30                                            3,599,146            3,868,949


                      7 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Series 1998-19, Cl. SB, 41.633%, 7/16/28(6)                           $      1,571,008       $      214,667
Series 1998-6, Cl. SA, 60.657%, 3/16/28(6)                                     965,189              136,876
Series 2006-47, Cl. SA, 70.392%, 8/16/36(6)                                 11,444,406            1,180,912
                                                                                             --------------
                                                                                                 51,149,321
                                                                                             --------------
NON-AGENCY--10.2%
COMMERCIAL--3.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
   Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                     10,030,000            4,265,954
Series 2008-1, Cl. A4, 6.354%, 12/1/17(1)                                    9,480,000            7,383,143
Series 2008-1, Cl. AM, 6.397%, 1/1/18(1)                                     7,805,000            3,772,173
Capital Lease Funding Securitization LP, Interest-Only
   Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
   (5.883)%, 6/22/24(6)                                                      2,904,990               78,190
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. A1B, 0.414%, 9/25/36(1)                    232,593              226,169
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
   Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                      9,286,000            7,222,563
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through
   Certificates, Series 2005-HYB8, Cl. 4A1, 5.519%, 12/20/35(1)                518,036              320,017
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.726%,
   3/1/49(1)                                                                 7,470,000            6,322,893
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
   Commercial Mtg. Pass-Through Certificates, Series 2007-CD4,
   Cl. A2B, 5.205%, 12/11/49                                                27,603,000           25,293,093
Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG11, Cl.A4, 5.736%, 8/1/17                    19,185,000           15,477,238
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%,
   6/1/39(1)                                                                 3,960,000            2,707,055
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                    14,783,881           10,248,652
Deutsche Alt-A Securities Inc. Mortgage, Mtg. Pass-Through
   Certificates, Series 2007-RS1, Cl. A2, 0.808%, 1/27/37(1, 3)              4,037,666            1,096,479
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
   Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                  4,327,337            2,976,176
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
   Series 1997-CF2, Cl. B30C, 6.08%, 10/15/30(1, 3)                         36,400,000            3,640,000
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
   Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
   5.50%, 4/25/37                                                            3,118,807            2,246,263


                      8 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
COMMERCIAL CONTINUED
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
   Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.124%,
   11/1/37(1)                                                         $     13,200,210       $    8,335,439
GE Capital Commercial Mortgage Corp., Commercial Mtg.
   Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                      2,940,521            2,934,161
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
   Pass-Through Certificates, Series 1998-C1, Cl. F, 7.112%,
   5/15/30(1, 3)                                                             2,000,000            1,995,797
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
   Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                   4,950,000            4,050,158
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through
   Certificates, Series 2005-AR31, Cl. 2 A2, 5.258%, 1/1/36(1)               1,463,689              447,179
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
   Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                   9,220,000            8,349,006
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                    11,190,000            8,267,723
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                     14,355,000           10,848,649
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                    16,086,000            7,883,816
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                    5,275,000            4,690,036
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                      21,180,000           13,212,969
Series 2008-C2, Cl. AM, 6.579%, 2/1/51(1)                                   12,600,000            4,486,709
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through
   Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                    11,445,177           11,488,760
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates,
   Series 2006-A2, Cl. 3A4, 5.677%, 4/1/36(1)                                6,750,448            1,961,592
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates,
   Series 2006-A7, Cl. 2A2, 5.79%, 1/1/37(1)                                 2,838,880            2,003,675
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
   Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                      8,115,000            8,135,714
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg.
   Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%,
   5/15/25                                                                   8,197,974            8,332,277
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg.
   Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.149%,
   4/11/41(1)                                                                6,640,000            3,157,864
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
   Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24                        364,132              269,083
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                        3,275,152            2,509,515
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
   Certificates:
Series 2006-HQ10, Cl. AM, 5.36%, 11/12/41                                   15,740,000            8,855,289
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                                    8,700,000            6,653,506
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
   Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                       119,538              119,682
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2005-QA4, Cl. A32, 5.38%, 4/25/35(1)                   389,735               86,139
Residential Asset Securitization Trust 2006-A12, Mtg.
   Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%,
   11/1/36                                                                   2,732,532            1,569,478


                      9 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
COMMERCIAL CONTINUED
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
   Series 2007-1, Cl. 2A1, 5.827%, 2/1/37(1)                          $     30,375,689       $   18,638,602
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through
   Certificates, Series 2002-AR3, Cl. A2, 1.063%, 9/19/32(1, 3)              1,701,173            1,054,727
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%,
   11/15/48                                                                  2,083,000            1,934,716
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.902%,
   2/1/51(1)                                                                14,700,000           10,864,938
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C34, Cl. AJ, 5.951%,
   5/1/46(1)                                                                 6,690,000            1,998,492
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 2.18%,
   11/1/46(1, 3)                                                             3,804,681            1,312,234
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY1, Cl. 2A4, 5.833%,
   2/1/37(1)                                                                 1,585,528              286,643
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg.
   Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 1.559%,
   4/1/47(1, 3)                                                              2,713,915              831,815
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg.
   Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.656%,
   10/1/34(1)                                                                8,197,462            6,969,257
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg.
   Pass-Through Certificates, Series 2004-W, Cl. B2, 4.537%,
   11/1/34(1)                                                                2,901,762            1,296,014
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
   Asset-Backed Pass-Through Certificates, Series 2005-AR1, Cl.
   1A1, 4.544%, 2/1/35(1)                                                   14,721,816           12,710,115
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 4.694%,
   4/25/36(1)                                                                9,000,616            6,089,781
                                                                                             --------------
                                                                                                287,907,608
                                                                                             --------------
MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.097%,
   9/25/36(1)                                                               14,807,420           10,293,445
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.071%,
   3/25/36(1)                                                                4,436,234            2,897,871
                                                                                             --------------
                                                                                                 13,191,316
                                                                                             --------------
MULTIFAMILY--0.1%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through
   Certificates, Series 2005-A2, Cl. A2, 4.482%, 2/1/35(1)                   3,422,881            2,750,466


                     10 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.613%,
   7/25/36(1)                                                         $      6,738,488       $    4,474,111
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%,
   3/25/36(1)                                                                6,182,691            4,203,775
                                                                                             --------------
                                                                                                 11,428,352
                                                                                             --------------
OTHER--0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates,
   Series 2005-S2, Cl. 3A1, 6.732%, 2/25/32(1)                               3,907,315            3,070,029
RESIDENTIAL--6.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
   Pass-Through Certificates, Series 2007-4, Cl. AM, 6.002%,
   8/1/17(1)                                                                16,580,000            8,333,078
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates,
   Series 2004-2, Cl. 12A2, 4.057%, 5/1/34(1, 3)                            11,956,244            8,728,058
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates,
   Series 2004-9, Cl. 23A1, 4.948%, 11/1/34(1)                               6,054,542            5,286,881
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg.
   Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36          10,650,000            5,177,759
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
   Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.565%,
   2/1/37(1)                                                                 8,379,731            7,184,514
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through
   Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35                     8,531,620            7,963,956
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through
   Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35                     7,813,768            5,497,255
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through
   Certificates, Series 2005-31, Cl. 2A4, 5.473%, 1/1/36(1)                  3,442,724              864,301
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
   Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                      5,301,000            4,118,301
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through
   Certificates, Series 2007-HY3, Cl. 1A1, 5.617%, 6/1/47(1, 3)              7,632,049            3,625,223
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
   Certificates:
Series 2007-HY4, Cl. 1A1, 6.069%, 9/1/47(1)                                 37,717,704           22,205,585
Series 2007-HY4, Cl. 1A2, 6.078%, 9/1/47(1, 3)                               9,231,041            1,292,346
Series 2007-HY4, Cl. 2A2, 6.239%, 11/1/37(1, 3)                              2,009,592              281,343
Series 2007-HY4, Cl. 3A2, 6.395%, 11/1/37(1, 3)                              2,101,830              252,220
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through
   Certificates:
Series 2007-HY5, Cl. 1A2, 5.917%, 9/1/37(1, 3)                              10,074,976            2,014,995
Series 2007-HY5, Cl. 2A2, 5.998%, 9/1/37(1, 3)                               2,644,658              528,932
Series 2007-HY5, Cl. 3A2, 6.188%, 9/1/37(1, 3)                               6,567,637            1,313,528
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C6, Cl. A2, 5.888%,
   8/1/12(1)                                                                 2,810,000            2,612,059


                     11 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
RESIDENTIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through
   Certificates, Series 2005-2, Cl. 1A3, 4.953%, 5/1/35(1)            $      9,558,948       $    5,922,814
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through
   Certificates, Series 2005-3, Cl. 2A4, 5.179%, 8/1/35(1)                  19,457,691           10,927,097
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed
   Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%,
   3/1/36(1)                                                                10,317,562            2,438,125
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed
   Pass-Through Certificates, Series 2006-AR2, Cl. 1AB, 5.591%,
   3/1/36                                                                    9,255,148            2,406,529
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
   Commercial Mtg. Pass-Through Certificates, Series 2007-CD4,
   Cl. AMFX, 5.366%, 12/1/49                                                14,345,000            6,725,394
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
   Investment Conduit Pass-Through Certificates, Series 2006-A5,
   Cl. 2A1, 5.50%, 10/1/21                                                   6,970,900            5,213,145
CWALT Alternative Loan Trust 2006-43CB, Mtg.Pass-Through
   Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37                     35,075,333           20,665,348
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates,
   Series 2004-5, Cl. 2A1, 3.861%, 5/1/34(1)                                 8,570,124            6,224,053
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 3.949%, 9/1/35(1)                                 24,414,184           17,938,353
Series 2005-AR6, Cl. 3A1, 4.56%, 9/25/35(1)                                 11,064,779            9,085,465
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
   Series 2005-AR7, Cl. 4A1, 5.348%, 11/25/35(1)                             7,877,081            5,634,463
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
   Series 2007-AR1, Cl. 4A1, 5.799%, 3/1/37(1, 3)                            8,675,600            5,639,140
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates,
   Series 2006-A2, Cl. 5A3, 5.122%, 11/1/33(1)                               4,686,810            3,980,608
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates,
   Series 2007-A1, Cl. 7A1, 5.295%, 7/1/35(1, 3)                            14,590,319            8,501,779
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates,
   Series 2007-A3, Cl. 3A3, 6.005%, 5/1/37(1, 3)                             4,355,262              567,491
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%,
   9/11/45(1)                                                               26,810,000           13,031,505
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
   Cl. 2A3B, 5.55%, 1/25/36                                                  1,429,784            1,055,361
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through
   Certificates, Series 2006-2, Cl. 1A1, 4.712%, 4/1/36(1)                   7,898,490            4,901,527
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
   Certificates, Series 2006-3, Cl. 2A1, 6.077%, 10/25/36(1)                14,189,161           11,276,675
oCitigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed
   Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 5.525%,
   3/1/36(1)                                                                21,436,006           13,794,780
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A5, 6%, 9/25/36                                                     10,464,944            7,275,352


                     12 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
RESIDENTIAL CONTINUED
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A8, 6%, 9/25/36                                               $      1,720,383       $    1,596,745
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                          164,551              160,250
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                    4,233,834            1,845,580
Residential Asset Securitization Trust 2005-A14, Mtg.
   Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%,
   12/1/35                                                                   9,429,000            5,725,410
Residential Asset Securitization Trust 2005-A6CB, Mtg.
   Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35          14,776,997           10,290,674
Residential Funding Mortgage Securities I, Inc., Mtg.
   Pass-Through Certificates, 5.763%, 7/1/37(1, 3)                           7,713,247              555,354
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                       90,598               92,499
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                           326,203              292,754
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
   Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                         1,939,588            1,940,407
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
   Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.478%,
   9/25/33(1)                                                                4,040,006            3,639,553
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg.
   Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 4.825%,
   10/1/35(1)                                                                9,169,479            6,497,205
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.929%,
   9/1/36(1)                                                                 9,959,951            7,383,509
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
   Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.394%, 2/1/37(1)                                 46,538,777           27,626,209
Series 2007-HY1, Cl. 5A1, 5.747%, 2/1/37(1)                                 27,536,988           15,476,663
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg.
   Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1, 5.581%, 12/1/36(1)                                31,944,050           19,706,179
Series 2007-HY2, Cl. 1A2, 5.581%, 12/1/36(1)                                 3,810,098              700,730
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.33%,
   3/1/37(1)                                                                29,745,540           20,065,913
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.501%,
   9/25/36(1)                                                               26,704,538           16,180,512
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.674%,
   6/25/37(1)                                                               14,015,069            8,693,903
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg.
   Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.805%,
   7/1/37(1)                                                                 7,554,765            4,170,545
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
   Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.439%,
   10/1/35(1)                                                                5,428,023            4,783,946


                     13 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
   Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.577%, 7/1/36(1, 3)                       $      2,277,606       $      387,193
Series 2006-AR10, Cl. 4A2, 5.557%, 7/1/36(1, 3)                              8,150,809            1,385,638
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36(1)                                 3,979,660            2,694,591
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36(1)                                41,307,223           27,739,874
Series 2006-AR10, Cl. 2A2, 5.613%, 7/1/36(1, 3)                              5,733,745              917,399
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR13, Cl. A4, 5.751%,
   9/1/36(1)                                                                29,050,000           17,094,490
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.24%,
   4/1/36(1)                                                                 6,252,874            3,929,934
                                                                                             --------------
                                                                                                462,058,997
                                                                                             --------------
Total Mortgage-Backed Obligations (Cost $1,849,502,127)                                       1,523,767,375
                                                                                             --------------
U.S. GOVERNMENT OBLIGATIONS--3.3%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13(8)                    22,230,000           23,016,786
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14(8)                    44,800,000           44,160,211
Federal National Mortgage Assn. Nts., 2.50%, 5/15/14(8)                     33,028,000           32,520,888
Federal National Mortgage Assn. Unsec. Nts., 4.625%, 10/15/14(8)            23,490,000           25,379,136
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.965%,
   1/15/21(9)                                                               17,512,000           10,152,687
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16(9)                             11,271,000            9,055,144
U.S. Treasury Nts., 0.875%, 5/31/11(10)                                    104,000,000          103,670,632
                                                                                             --------------
Total U.S. Government Obligations (Cost $244,933,249)                                           247,955,484
                                                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS--26.3%
ARGENTINA--0.3%
Argentina (Republic of) Bonds:
1.683%, 8/3/12(1)                                                           11,814,501            8,601,960
Series GDP, 1.626%, 12/15/35(1)                                             23,710,000              983,965
Series V, 7%, 3/28/11                                                        4,160,000            2,898,364
Series VII, 7%, 9/12/13                                                      1,205,000              691,569
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15                        14,710,000            7,244,675
                                                                                             --------------
                                                                                                 20,420,533
                                                                                             --------------
AUSTRALIA--0.1%
New South Wales Treasury Corp. Bonds:
Series12, 6%, 5/1/12                                                         2,475,000 AUD        2,044,238
Series14, 5.50%, 8/1/14                                                      3,600,000 AUD        2,865,960
                                                                                             --------------
                                                                                                  4,910,198
                                                                                             --------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                           4,525,000 EUR        6,725,576
BRAZIL--3.9%
Banco Nacional de Desenvolvimento Economico e Social Nts.,
   6.369%, 6/16/18(11)                                                      10,490,000           10,358,875


                     14 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                           $     31,685,000       $   32,683,078
8%, 1/15/18                                                                 15,785,000           17,758,125
8.75%, 2/4/25                                                                1,815,000            2,241,525
8.875%, 10/14/19                                                            12,055,000           14,827,650
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                                                10,582,000 BRR        5,656,519
10%, 1/1/12                                                                 88,414,000 BRR       45,971,580
10%, 1/1/14                                                                 36,620,000 BRR       17,238,323
10%, 1/1/17                                                                260,560,000 BRR      123,078,205
10.812%, 5/15/45                                                             9,870,000 BRR        8,721,732
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                            7,950,000            9,031,200
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19                       8,080,000            8,193,120
                                                                                             --------------
                                                                                                295,759,932
                                                                                             --------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                               7,080,000            7,434,000
8.25%, 1/15/15(11)                                                           6,790,000            7,129,500
                                                                                             --------------
                                                                                                 14,563,500
                                                                                             --------------
CANADA--0.2%
Ontario (Province of) Bonds, 4.20%, 3/8/18                                   9,485,000 CAD        8,238,491
Quebec (Province of) Nts., 4.50%, 12/1/18                                    9,400,000 CAD        8,227,374
                                                                                             --------------
                                                                                                 16,465,865
                                                                                             --------------
COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(11)                     9,427,000,000 COP        3,767,326
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                             10,402,000           10,662,050
12%, 10/22/15                                                           35,249,000,000 COP       18,803,960
Colombia (Republic of) Nts., 11.75%, 3/1/10                              5,175,000,000 COP        2,476,349
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                            12,760,000           13,685,100
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                            350,000              378,525
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27               4,473,000,000 COP        2,112,376
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14(11)                 3,115,000            3,231,813
                                                                                             --------------
                                                                                                 55,117,499
                                                                                             --------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                                    30,555,000 DKK        6,276,914
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
   7/15/12(11)                                                              62,285,000 EGP       10,911,566
FRANCE--1.0%
France (Government of) Obligations Assimilables du Tresor Bonds,
   4%, 10/25/38                                                             10,035,000 EUR       13,269,701
France (Government of) Treasury Nts.:
1.50%, 9/12/11                                                              22,200,000 EUR       31,100,804
3.75%, 1/12/13                                                              23,845,000 EUR       35,162,034
                                                                                             --------------
                                                                                                 79,532,539
                                                                                             --------------


                     15 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
GERMANY--1.5%
Bundesschatzanweisungen Bonds, 1.25%, 3/11/11                               14,980,000 EUR   $   21,027,437
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19                                                               33,440,000 EUR       47,408,869
Series 03, 3.75%, 7/4/13                                                    18,105,000 EUR       26,785,535
Series 08, 4.75%, 7/4/40                                                    10,155,000 EUR       15,529,601
                                                                                             --------------
                                                                                                110,751,442
                                                                                             --------------
GREECE--1.1%
Greece (Republic of) Bonds:
4.30%, 3/20/12                                                              11,060,000 EUR       16,149,822
4.60%, 5/20/13                                                              43,421,000 EUR       63,934,427
                                                                                             --------------
                                                                                                 80,084,249
                                                                                             --------------
HUNGARY--0.5%
Hungary (Republic of) Bonds:
Series 10/C, 6.75%, 4/12/10                                                705,000,000 HUF        3,560,087
Series 11/C, 6.75%, 4/22/11                                                962,000,000 HUF        4,745,578
Series 12/C, 6%, 10/24/12                                                4,129,000,000 HUF       19,260,692
Series 12/B, 7.25%, 6/12/12                                              1,617,000,000 HUF        7,891,590
Series 14/C, 5.50%, 2/12/14                                              1,217,700,000 HUF        5,336,608
                                                                                             --------------
                                                                                                 40,794,555
                                                                                             --------------
INDONESIA--0.8%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(11)                                                           3,487,000            3,504,435
6.875%, 1/17/18(11)                                                         21,501,000           20,694,713
7.25%, 4/20/15(11)                                                          10,273,000           10,401,413
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38(11)                                                           3,280,000            3,017,600
10.375%, 5/4/14(11)                                                          3,840,000            4,396,800
11.625%, 3/4/19(11)                                                          5,114,000            6,501,173
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(11)                    13,940,000           14,305,925
                                                                                             --------------
                                                                                                 62,822,059
                                                                                             --------------
ISRAEL--0.5%
Israel (State of) Bonds:
5.50%, 2/28/17                                                              60,080,000 ILS       16,100,829
Series 2682, 7.50%, 3/31/14                                                 68,180,000 ILS       20,358,583
                                                                                             --------------
                                                                                                 36,459,412
                                                                                             --------------
ITALY--0.5%
Buoni Poliennali Del Tesoro Bonds, 3.75%, 12/15/13                          26,341,000 EUR       37,935,652
JAPAN--2.9%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10(12)                                    3,942,000,000 JPY       41,196,734
5 yr., Series 72, 1.50%, 6/20/13                                         5,701,500,000 JPY       61,313,541
10 yr., Series 279, 2%, 3/20/16                                          1,519,000,000 JPY       16,880,476
10 yr., Series 282, 1.70%, 9/20/16                                       4,251,000,000 JPY       46,320,742
20 yr., Series 61, 1%, 3/20/23                                           2,528,000,000 JPY       23,947,181
20 yr., Series 73, 2%, 12/20/24                                          1,896,000,000 JPY       20,132,810


                     16 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
20 yr., Series 75, 2.10%, 3/20/25                                        1,054,000,000 JPY   $   11,315,060
                                                                                             --------------
                                                                                                221,106,544
                                                                                             --------------
KOREA, REPUBLIC OF SOUTH--0.1%
Export-Import Bank of Korea (The), 8.125% Sr. Nts., 1/21/14                  8,100,000            8,877,665
MEXICO--2.1%
United Mexican States Bonds:
5.625%, 1/15/17                                                              2,860,000            2,905,760
Series A, 6.375%, 1/16/13                                                    9,990,000           10,839,150
Series M 10, 7.75%, 12/14/17(1)                                            558,200,000 MXN       41,522,543
Series MI10, 8%, 12/19/13                                                  638,240,000 MXN       50,013,733
Series M20, 10%, 12/5/24(1)                                                469,000,000 MXN       40,375,475
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40                       4,855,000            4,435,043
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14                      11,175,000           11,761,688
                                                                                             --------------
                                                                                                161,853,392
                                                                                             --------------
NIGERIA--0.0%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
   1/5/10                                                                           24                   15
NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                                   18,970,000 NOK        3,324,319
PANAMA--0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                               7,375,000            7,190,625
7.25%, 3/15/15                                                              29,950,000           32,795,250
8.875%, 9/30/27                                                              4,925,000            6,014,656
9.375%, 4/1/29                                                               5,500,000            6,930,000
                                                                                             --------------
                                                                                                 52,930,531
                                                                                             --------------
PERU--1.3%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                              61,210,000 PEN       23,206,357
9.91%, 5/5/15                                                               70,149,000 PEN       29,153,542
Series 7, 8.60%, 8/12/17                                                    71,402,000 PEN       28,401,918
Series 8-1, 12.25%, 8/10/11                                                  9,850,000 PEN        3,852,983
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16(9)                              14,029,589           10,422,582
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19                          3,797,000            4,072,283
                                                                                             --------------
                                                                                                 99,109,665
                                                                                             --------------
PHILIPPINES--0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16                             8,590,000            9,513,425
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                               7,320,000            7,649,400
9%, 2/15/13                                                                    930,000            1,043,925
Power Sector Assets & Liabilities Management Corp., 7.25% Gtd.
   Sr. Unsec. Nts., 5/27/19(11)                                              4,750,000            4,809,375
                                                                                             --------------
                                                                                                 23,016,125
                                                                                             --------------
POLAND--0.3%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22                                                8,880,000 PLZ        2,655,017
Series 0413, 5.25%, 4/25/13                                                 22,505,000 PLZ        7,002,351


                     17 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Series 0511, 4.25%, 5/24/11                                                 50,775,000 PLZ   $   15,727,577
                                                                                             --------------
                                                                                                 25,384,945
                                                                                             --------------
PORTUGAL--0.1%
Portugal (Republic of) Obrigacoes Do Tesouro Bonds, 5%, 6/15/12              5,270,000 EUR        7,961,816
SOUTH AFRICA--0.1%
South Africa (Republic of) Nts., 6.875%, 5/27/19                             4,710,000            4,863,075
SPAIN--0.1%
Spain (Government of) Bonos Y Oblig Del Estado, 4.25% 1/31/14                5,340,000 EUR        7,935,649
SWEDEN--0.1%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15                      54,895,000 SEK        7,709,130
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                              7,045,000 EUR       10,566,067
TURKEY--4.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                               11,135,000           11,086,340
7%, 9/26/16                                                                 20,140,000           20,693,850
7%, 3/11/19                                                                  4,415,000            4,448,113
12.366%, 2/2/11(9)                                                          97,640,000 TRY       52,772,367
14%, 1/19/11(1)                                                             38,490,000 TRY       25,742,436
14.559%, 11/3/10(9)                                                         34,400,000 TRY       19,219,549
15.861%, 10/7/09(9)                                                         46,140,000 TRY       29,211,819
15.895%, 6/23/10(9)                                                         21,410,000 TRY       12,551,696
16%, 3/7/12(1)                                                             110,800,000 TRY       77,411,864
18.139%, 1/13/10(9)                                                         74,380,000 TRY       45,826,875
Series CPI, 11.957%, 2/15/12(1)                                             16,920,000 TRY       13,592,892
Series CPI, 12.463%, 8/14/13(1)                                             15,695,000 TRY       11,859,816
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                              10,915,000           11,406,175
7.50%, 7/14/17                                                               2,600,000            2,730,000
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19                         7,425,000            7,722,000
                                                                                             --------------
                                                                                                346,275,792
                                                                                             --------------
UNITED KINGDOM--0.8%
United Kingdom Treasury Bills, 0.454%, 11/23/09(9)                          11,320,000 GBP       18,586,814
United Kingdom Treasury Bonds:
4.50%, 3/7/19                                                                9,900,000 GBP       17,375,450
4.75%, 12/7/38                                                              13,710,000 GBP       23,918,687
                                                                                             --------------
                                                                                                 59,880,951
                                                                                             --------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds:
4.82%, 4/5/2                                                               167,100,000 UYU        5,757,994
7.625%, 3/21/36                                                              8,155,000            7,889,963
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                                232,960,000 UYU       11,126,888
8%, 11/18/22                                                                19,500,000           20,475,000
                                                                                             --------------
                                                                                                 45,249,845
                                                                                             --------------


                     18 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
VENEZUELA--0.5%
Venezuela (Republic of) Bonds, 9%, 5/7/23                             $      9,715,000       $    5,994,155
Venezuela (Republic of) Nts.:
8.50%, 10/8/14                                                              17,060,000           12,197,900
10.75%, 9/19/13                                                              5,970,000            4,955,100
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                        20,045,000           10,839,334
Venezuela (Republic of) Unsec. Nts., 6%, 12/9/20                             6,770,000            3,396,171
                                                                                             --------------
                                                                                                 37,382,660
                                                                                             --------------
Total Foreign Government Obligations (Cost $1,973,646,621)                                    2,002,959,677
                                                                                             --------------
LOAN PARTICIPATIONS--2.5%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine,
   8.625% Nts., 7/15/11(11)                                                 20,560,000           12,901,400
Credit Suisse First Boston International, Export-Import Bank of
   Ukraine, 8.40% Sec. Nts., 2/9/16                                         15,660,000           10,061,550
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28,
   Tranche 1, 11/25/09                                                     136,600,000 RUR        4,240,129
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1,
   9/30/09                                                                 134,000,000 RUR        4,170,169
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(11)                                           38,330,000           28,795,413
7.51% Sr. Sec. Nts., 7/31/13(11)                                            15,360,000           14,956,800
8.625% Sr. Sec. Nts., 4/28/34(11)                                            9,535,000            9,296,625
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10(11)               6,585,000            6,650,850
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13(11)                                                     6,180,000            5,901,900
7.75% Nts., 5/29/18(11)                                                      5,090,000            4,606,450
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13(11)            13,630,000           11,244,750
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds,
   3/5/14(11)                                                                5,970,000            5,139,263
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(11)                         16,800,000           14,322,000
VTB Capital SA:
6.25% Sr. Nts., 6/30/35(11)                                                  6,690,000            5,519,250
6.315% Sub. Unsec. Nts., 2/4/15                                             39,855,000           36,816,056
6.875% Sr. Sec. Nts., 5/29/18(11)                                           17,550,000           15,882,750
                                                                                             --------------
Total Loan Participations (Cost $223,579,037)                                                   190,505,355
                                                                                             --------------
CORPORATE BONDS AND NOTES--27.2%
CONSUMER DISCRETIONARY--3.6%
AUTO COMPONENTS--0.1%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15(11)                        6,525,000            5,187,375
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                         3,100,000            3,038,000
9% Sr. Unsec. Nts., 7/1/15                                                   2,150,000            2,139,250
                                                                                             --------------
                                                                                                 10,364,625
                                                                                             --------------
AUTOMOBILES--0.5%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                      13,995,000           12,840,413


                     19 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
AUTOMOBILES CONTINUED
Daimler Finance North America LLC:
5.75% Unsec. Unsub. Nts., Series E, 9/8/11                            $      1,966,000       $    2,007,365
5.875% Sr. Unsec. Unsub. Nts., 3/15/11                                       3,505,000            3,564,928
Ford Motor Co.:
6.50% Sr. Unsec. Unsub. Nts., 8/1/18                                         3,895,000            2,317,525
7.45% Bonds, 7/16/31                                                        16,870,000           10,037,650
Ford Motor Credit Co. LLC:
8% Unsec. Nts., 6/1/14                                                       4,445,000            3,601,312
9.75% Sr. Unsec. Nts., 9/15/10                                               5,845,000            5,600,416
                                                                                             --------------
                                                                                                 39,969,609
                                                                                             --------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Service Corp. International:
6.75% Sr. Unsec. Nts., 4/1/15                                                2,495,000            2,270,450
7% Sr. Unsec. Unsub. Nts., 6/15/17                                           1,625,000            1,478,750
                                                                                             --------------
                                                                                                  3,749,200
                                                                                             --------------
HOTELS, RESTAURANTS & LEISURE--0.9%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13(11)                                 5,300,000            3,683,500
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13(2, 11)                   10,575,000              713,813
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18(11)               12,061,000            6,995,380
Harrah's Operating Escrow LLC/Harrah's Escrow Group, 11.25% Sr.
   Sec. Nts., 6/1/17(11)                                                     3,175,000            3,016,250
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                 5,650,000            4,576,500
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(11)              14,625,000            7,385,625
McDonald's Corp.:
5% Sr. Unsec. Nts., 2/1/19                                                   1,313,000            1,348,628
5.80% Sr. Unsec. Nts., 10/15/17                                              1,586,000            1,733,317
MGM Mirage, Inc., 6.75% Sr. Unsec. Nts., 4/1/13                              2,370,000            1,593,825
Mohegan Tribal Gaming Authority, 6.125% Sr. Unsec. Sub. Nts.,
   2/15/13                                                                   6,495,000            4,936,200
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                5,540,000            5,096,800
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12            4,030,000            4,030,000
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14(11)                      3,705,000            3,649,425
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2, 3, 4)                         10,850,000                   --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(2)                27,245,000              681,125
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                         5,420,000            3,224,900
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15(2, 4)             6,135,000              789,881
Wendy's/Arby's Group, Inc., 10% Sr. Unsec. Nts., 7/15/16(11)                 7,070,000            6,796,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
   12/1/14                                                                   6,665,000            5,898,525
                                                                                             --------------
                                                                                                 66,149,732
                                                                                             --------------
HOUSEHOLD DURABLES--0.2%
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                             5,320,000            4,681,600
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                          2,370,000            1,078,350
8.875% Sr. Sub. Nts., 4/1/12                                                 6,655,000            4,159,375
Lennar Corp., 12.25% Sr. Unsec. Nts., 6/1/17                                 3,100,000            3,270,500


                     20 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
HOUSEHOLD DURABLES CONTINUED
Toll Brothers Finance Corp., 8.91% Sr. Unsec. Nts., 10/15/17          $      2,145,000       $    2,196,716
                                                                                             --------------
                                                                                                 15,386,541
                                                                                             --------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                     3,026,000            3,063,825
MEDIA--1.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
   12/15/12                                                                  2,945,000            2,289,738
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                     2,235,000            1,916,513
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13(11)                                                   2,071                  911
14% Sr. Sub. Nts., 11/1/13(11)                                                 599,267              215,736
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15(2)                 9,770,000            1,221,250
Charter Communications Holdings II LLC/Charter Communications
   Holdings II Capital Corp., 10.25% Sr. Unsec. Nts.,
   9/15/10(2, 4)                                                             3,880,000            4,112,800
Cinemark USA, Inc., 8.625% Sr. Nts., 6/15/19(11)                             4,375,000            4,342,188
Comcast Corp., 5.70% Unsec. Unsub. Nts., 5/15/18                             6,277,000            6,320,738
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                          9,300,000            9,044,250
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts., 9/15/14                 1,385,000            1,222,263
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                        8,380,000            8,013,375
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                          10,698,000            7,756,050
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
   1/15/13                                                                   6,835,000            6,544,513
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(3)                                              2,445,000               12,470
6.875% Sr. Unsec. Sub. Nts., 10/1/13(2, 3)                                   8,285,000               42,254
News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37                     3,076,000            2,613,576
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                      5,865,000            5,674,388
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11               2,597,000            1,084,248
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12(11)                    4,895,000            4,956,188
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12            14,985,000           10,077,413
Time Warner Cable, Inc.:
6.20% Sr. Unsec. Nts., 7/1/13                                                5,913,000            6,237,440
8.75% Sr. Unsub. Nts., 2/14/19                                               2,361,000            2,754,678
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36                          3,285,000            2,882,446
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14                     2,225,000            2,180,500
Walt Disney Co. (The), 4.50% Sr. Unsec. Unsub. Nts., Series D,
   12/15/13                                                                  2,645,000            2,761,184
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                     8,000,000            6,810,000
WMG Acquisition Corp., 9.50% Sr. Sec. Nts., 6/15/16(11)                      2,215,000            2,215,000
                                                                                             --------------
                                                                                                103,302,110
                                                                                             --------------
MULTILINE RETAIL--0.1%
Target Corp., 6% Sr. Unsec. Nts., 1/15/18                                    6,575,000            6,982,637
SPECIALTY RETAIL--0.3%
Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17                  12,765,000            4,531,575
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                                  4,340,000            4,394,250
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36              6,286,000            5,556,472


                     21 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
SPECIALTY RETAIL CONTINUED
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13(3)             $      4,990,000       $    4,777,925
                                                                                             --------------
                                                                                                 19,260,222
                                                                                             --------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                    8,180,000            8,077,750
CONSUMER STAPLES--1.6%
BEVERAGES--0.2%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub.
Nts., 7/24/17(1, 11)                                                        13,860,000 BRR        6,507,374
Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14                   2,761,000            3,128,205
PepsiCo, Inc., 7.90% Sr. Unsec. Nts., 11/1/18                                2,798,000            3,409,906
                                                                                             --------------
                                                                                                 13,045,485
                                                                                             --------------
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                               7,450,000            6,425,625
CVS Caremark Corp., 6.60% Nts., 3/15/19                                      2,784,000            2,980,074
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                             7,432,000            9,036,286
Kroger Co. (The), 7.50% Sr. Unsec., Nts., 1/15/14                            3,281,000            3,676,318
Real Time Data Co., 11% Nts., 5/31/09(2, 3, 4, 13)                           8,836,185                   --
Wal-Mart Stores, Inc.:
5.80% Sr. Unsec. Unsub. Nts., 2/15/18                                        5,908,000            6,446,839
6.20% Sr. Unsec. Nts., 4/15/38                                               3,498,000            3,766,996
                                                                                             --------------
                                                                                                 32,332,138
                                                                                             --------------
FOOD PRODUCTS--0.7%
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                               5,030,000            4,250,350
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                       2,155,000            1,869,463
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16                           11,530,000           10,578,775
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                               4,470,000            4,425,300
8.875% Sr. Unsec. Nts., 3/15/11                                              4,016,000            3,935,680
General Mills, Inc., 5.65% Sr. Unsec. Nts., 2/15/19                          2,507,000            2,625,087
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14(11)              5,765,000            5,476,750
Kraft Foods, Inc., 6.125% Sr. Unsec. Unsub. Nts., 2/1/18                     6,561,000            6,794,847
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11(11)                             5,365,000            3,567,725
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
   Sr. Sub. Nts., 4/1/17                                                    10,756,000            9,142,600
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                                  3,070,000            2,931,850
                                                                                             --------------
                                                                                                 55,598,427
                                                                                             --------------
HOUSEHOLD PRODUCTS--0.1%
Proctor & Gamble Co. (The), 4.70% Sr. Unsec. Unsub. Nts., 2/15/19            3,702,000            3,761,576
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                   6,325,000            5,502,750
TOBACCO--0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18                          4,688,000            5,383,057
Philip Morris International, Inc., 5.65% Sr. Unsec. Unsub. Nts.,
   5/16/18                                                                   3,346,000            3,513,370
                                                                                             --------------
                                                                                                  8,896,427
                                                                                             --------------


                     22 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
ENERGY--3.9%
ENERGY EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts.,
   1/15/16(11)                                                        $      7,235,000       $    6,638,113
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14                   6,800,000            6,035,000
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14                   4,470,000            4,458,825
                                                                                             --------------
                                                                                                 17,131,938
                                                                                             --------------
OIL, GAS & CONSUMABLE FUELS--3.7%
Anadarko Petroleum Corp., 7.625% Sr. Unsec. Nts., 3/15/14                    3,711,000            4,028,710
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18(11)                      9,230,000            8,745,425
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                 5,105,000            3,675,600
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16                                                 4,330,000            3,734,625
10.25% Sr. Unsec. Nts., 6/1/14                                               3,400,000            3,451,000
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16(5)                                660,000              650,100
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                    10,320,000            9,159,000
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17                                  1,870,000            1,654,950
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39                                8,935,000            9,530,044
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15                       8,055,000            7,692,525
Devon Energy Corp., 6.30% Sr. Nts., 1/15/19                                  4,262,000            4,562,654
El Paso Corp.:
7% Sr. Unsec. Sub. Nts., 6/15/17                                             1,125,000            1,030,103
7.25% Sr. Unsec. Nts., 6/1/18                                                1,285,000            1,192,846
Empresa Nacional Del Petroleo, 6.25% Sr. Unsec. Nts.,
   7/8/19(5, 11)                                                             3,100,000            3,077,680
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19                                        3,141,000            3,197,858
8.375% Jr. Sub. Nts., 8/1/66(1)                                             10,540,000            8,495,219
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19(11)                                           2,270,000            2,043,000
8.50% Sr. Nts., 2/15/14(11)                                                  7,135,000            7,045,813
Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18(11)                            6,670,000            6,078,038
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18(11)                         16,470,000           14,781,825
Kinder Morgan Energy Partners LP, 6% Sr. Unsec. Nts., 2/1/17                 3,793,000            3,768,554
Kinder Morgan Finance Co. ULC, 5.70% Sr. Unsec. Unsub. Nts.,
   1/5/16                                                                    4,235,000            3,652,688
Marathon Oil Corp., 5.90% Unsec. Unsub. Nts., 3/15/18                        4,014,000            4,031,340
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16                        3,095,000            3,095,000
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                          8,275,000            7,613,000
Newfield Exploration Co., 6.625% Sr. Unsec. Unsub. Nts., 4/15/16             5,000,000            4,537,500
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13              3,740,000            3,721,300
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub.
   Nts., 6/15/38(11)                                                        16,930,000           14,729,100
Petrobras International Finance Co.:
5.785% Sr. Unsec. Nts., 3/1/18                                              15,980,000           15,784,740
7.875% Sr. Unsec. Nts., 3/15/19                                             11,943,000           13,077,585
Petrohawk Energy Corp., 10.50% Sr. Nts., 8/1/14(11)                          3,550,000            3,647,625
Petroleos Mexicanos, 8% Nts., 5/3/19                                         8,060,000            8,785,400


                     23 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
   6/15/11(11)                                                        $     16,576,647       $   15,977,036
Pioneer Natural Resources Co.:
5.875% Sr. Unsec. Nts., 7/15/16                                              1,020,000              884,481
6.65% Sr. Unsec. Nts., 3/15/17                                                 610,000              536,954
6.875% Sr. Unsec. Unsub. Nts., 5/1/18                                        1,010,000              884,836
Plains Exploration & Production, 10% Sr. Unsec. Nts., 3/1/16                 8,820,000            9,106,650
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                                 4,475,000            3,512,875
8.25% Sr. Unsec. Nts., 8/1/15                                                1,815,000            1,624,425
11.75% Sr. Nts., 1/1/16                                                      4,575,000            4,758,000
SandRidge Energy, Inc.:
8.625% Sr. Unsec. Unsub. Nts., 4/1/15(13)                                    2,420,000            2,184,050
9.875% Sr. Unsec. Nts., 5/15/16(11)                                          4,775,000            4,631,750
Shell International Finance, 6.375% Sr. Nts., 12/15/38                       4,955,000            5,409,829
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18(11)                          3,350,000            3,232,750
Tengizchevroil LLP, 6.124% Nts., 11/15/14(11)                               14,442,651           13,070,600
TGI International Ltd., 9.50% Nts., 10/3/17(11)                              5,508,000            5,563,080
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39                  3,360,000            3,930,031
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32                        4,087,000            4,117,546
XTO Energy, Inc.:
5.50% Sr. Unsec. Nts., 6/15/18                                               3,168,000            3,180,086
6.50% Sr. Unsec. Unsub. Nts., 12/15/18(14, 15)                               4,344,000            4,668,697
                                                                                             --------------
                                                                                                277,544,523
                                                                                             --------------
FINANCIALS--6.6%
CAPITAL MARKETS--0.9%
Credit Suisse New York, 5% Sr. Unsec. Nts., 5/15/13                         10,613,000           10,863,159
Deutsche Bank AG London, 4.875% Sr. Unsec. Nts., 5/20/13                     3,242,000            3,331,914
Goldman Sachs Group, Inc. (The):
6% Sr. Nts., 5/1/14                                                          1,435,000            1,499,839
6.15% Sr. Unsec. Nts., 4/1/18                                               15,075,000           14,701,080
7.50% Sr. Unsec. Nts., 2/15/19                                              10,304,000           11,052,266
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38(2, 3)               7,803,000                  780
Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F, 4/28/15                23,209,000           23,187,694
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17(11)                           2,370,000            2,298,900
UBS AG Stamford CT, 5.75% Sr. Unsec. Nts., 4/25/18                           3,228,000            2,944,782
                                                                                             --------------
                                                                                                 69,880,414
                                                                                             --------------
COMMERCIAL BANKS--2.1%
Banco BMG SA, 9.15% Nts., 1/15/16(11)                                       17,395,000           16,916,638
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21(1, 11)                   5,425,000            5,302,938
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                               20,340,000 EUR       27,056,084
4.50% Sr. Sec. Nts., 7/13/21                                                11,660,000 EUR       14,207,982
Corparacion Adina de Fomento, 8.125% Nts., 6/4/19                            4,720,000            5,017,181
Hana Bank, 6.50% Sr. Unsec. Nts., 4/9/12(11)                                 5,700,000            5,898,941
HSBC Finance Corp.:
4.75% Sr. Unsec. Nts., 7/15/13                                               3,281,000            3,207,817
5.70% Sr. Unsec. Nts., 6/1/11                                                3,670,000            3,705,871


                     24 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
COMMERCIAL BANKS CONTINUED
HSBC Holdings plc, 6.80% Sub. Nts., 6/1/38                            $      5,386,000       $    5,422,991
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(11)                                         3,440,000            1,995,200
9.25% Sr. Nts., 10/16/13(11)                                                40,440,000           30,734,400
ICICI Bank Ltd., 6.375% Bonds, 4/30/22(1, 11)                               18,530,000           14,490,571
Inter-American Development Bank:
6.26% Nts., 12/8/09(1)                                                       7,510,000 BRR        3,809,615
11.377% Nts., 1/25/12(1)                                                 4,027,285,822 COP        1,837,192
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
   3/29/10(2, 3, 4)                                                          5,010,000                   --
Salisbury International Investments Ltd., 5.257% Sec. Nts.,
   Series 2006-003, Tranche E, 7/20/11(1, 3)                                 5,000,000            3,034,000
Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12                   14,032,000           14,540,337
                                                                                             --------------
                                                                                                157,177,758
                                                                                             --------------
CONSUMER FINANCE--0.3%
American Express Credit Corp.:
5.875% Sr. Unsec. Nts., 5/2/13                                               4,848,000            4,819,605
7.30% Sr. Unsec. Nts., Series C, 8/20/13                                     4,379,000            4,558,526
JSC Astana Finance, 9.16% Nts., 3/14/12(3)                                  26,000,000            3,387,800
SLM Corp.:
4.50% Nts., Series A, 7/26/10                                               10,355,000            9,788,478
8.45% Sr. Unsec. Nts., Series A, 6/15/18                                     2,958,000            2,533,959
                                                                                             --------------
                                                                                                 25,088,368
                                                                                             --------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(11)                19,044,299           10,855,251
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                              3,630,000 EUR        4,469,071
Banco Invex SA, 27.399% Mtg.-Backed Certificates, Series 062U,
   3/13/34(1, 16)                                                           17,204,645 MXN        4,092,689
Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13                                                6,560,000            6,397,325
5.65% Sr. Unsec. Nts., 5/1/18                                               16,980,000           15,029,151
Bear Stearns Cos. LLC (The), 7.25% Sr. Unsec. Nts., 2/1/18                   9,418,000            9,942,328
BP Capital Markets plc, 3.625% Sr. Unsec. Unsub. Nts., 5/8/14                3,167,000            3,163,402
CIT Group, Inc., 7.625% Sr. Unsec. Nts., Series A, 11/30/12                  7,220,000            4,948,523
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13                                              24,595,000           23,078,325
6.50% Sr. Nts., 8/19/13                                                      6,605,000            6,423,917
Cloverie plc, 4.859% Sec. Nts., Series 2005-93, 12/20/10(1, 3)               6,700,000            5,486,630
Countrywide Financial Corp., 5.80% Nts., 6/7/12                              3,014,000            3,035,499
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31(11)                             5,665,000            4,022,150
JPMorgan Chase & Co., 6.40% Sr. Unsec. Nts., 5/15/38                        19,261,000           19,347,597
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35(3)                                                 20,232,960 MXN        1,238,405
25.628% Mtg.-Backed Certificates, Series 06U, 9/25/35(1)                    10,516,835 MXN        2,045,185
Korea Development Bank, 8% Sr. Nts., 1/23/14                                 6,500,000            7,057,388
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                    17,675,000           16,445,350
National Rural Utilities Cooperative Finance Corp., 10.375% Sec.
   Bonds, 11/1/18                                                            1,961,000            2,462,336


                     25 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97(17)          $     14,710,000       $    4,780,765
                                                                                             --------------
                                                                                                154,321,287
                                                                                             --------------
INSURANCE--0.4%
American International Group, Inc., 8.25% Sr. Nts., 8/15/18(11)              8,934,000            5,264,628
Berkshire Hathaway Finance Corp., 5% Sr. Unsec. Unsub. Nts.,
   8/15/13                                                                   3,670,000            3,855,133
International Lease Finance Corp.:
6.375% Sr. Unsec. Nts., 3/25/13                                              4,196,000            3,195,820
6.625% Sr. Unsec. Nts., Series R, 11/15/13                                   3,241,000            2,497,709
MetLife, Inc., 6.817% Sr. Unsec. Nts., Series A, 8/15/18                     3,016,000            3,042,547
MidAmerican Energy Holdings Co., 5.75% Sr. Unsec. Nts., 4/1/18               8,793,000            9,160,890
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16(3)                           2,880,000            2,786,400
                                                                                             --------------
                                                                                                 29,803,127
                                                                                             --------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
HCP, Inc.:
6% Sr. Unsec. Nts., 1/30/17                                                  1,535,000            1,303,143
6.70% Sr. Unsec. Nts., 1/30/18                                               3,090,000            2,688,445
Simon Property Group LP, 5.30% Sr. Unsec. Nts., 5/30/13                      3,758,000            3,638,270
                                                                                             --------------
                                                                                                  7,629,858
                                                                                             --------------
THRIFTS & MORTGAGE FINANCE--0.8%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(11)                     4,617,000            2,816,370
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                                          20,907,000 EUR       28,696,055
4% Sec. Mtg. Nts., Series 2, 9/27/16                                        25,260,000 EUR       30,588,544
                                                                                             --------------
                                                                                                 62,100,969
                                                                                             --------------
HEALTH CARE--1.8%
BIOTECHNOLOGY--0.0%
Amgen, Inc., 5.70% Sr. Nts., 2/1/19                                          2,705,000            2,859,080
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(13)                          7,810,000            7,595,225
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15(1)                            11,990,000            9,172,350
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15(13)           4,545,000            4,306,388
                                                                                             --------------
                                                                                                 21,073,963
                                                                                             --------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Apria Healthcare Group, Inc., 11.25% Sr. Sec. Nts., 11/1/14(11)              6,935,000            6,726,950
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
   4/15/15(13)                                                               7,125,000            3,749,531
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15              9,330,000            9,190,050
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                                2,740,000            2,596,150
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts.,
   6/15/11                                                                   1,395,000            1,426,388
HCA, Inc.:
6.375% Nts., 1/15/15                                                        10,330,000            8,444,775
8.50% Sr. Sec. Nts., 4/15/19(11)                                             2,235,000            2,201,475
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16                           8,735,000            8,822,350
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                   10,906,000            8,915,655


                     26 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tenet Healthcare Corp., 7.375% Nts., 2/1/13                           $      3,990,000       $    3,610,950
UnitedHealth Group, Inc., 6.875% Sr. Unsec. Nts., 2/15/38                    4,936,000            4,576,906
US Oncology Holdings, Inc., 6.904% Sr. Unsec. Nts., 3/15/12(1, 13)           3,657,000            3,099,308
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                  5,480,000            5,630,700
9.125% Sr. Sec. Nts., 8/15/17(11)                                            4,420,000            4,408,950
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15(17)           6,375,000            6,247,500
WellPoint, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/37                      3,547,000            3,258,207
                                                                                             --------------
                                                                                                 82,905,845
                                                                                             --------------
PHARMACEUTICALS--0.4%
Abbott Laboratories:
5.125% Sr. Unsec. Nts., 4/1/19                                               1,292,000            1,332,826
5.60% Sr. Unsec. Nts., 11/30/17                                              3,271,000            3,509,577
AstraZeneca plc, 6.45% Sr. Unsec. Unsub. Nts., 9/15/37                       4,029,000            4,476,779
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts.,
   11/15/14                                                                  5,045,000            4,439,600
Eli Lilly & Co., 4.20% Sr. Unsec. Nts., 3/6/14                               2,563,000            2,642,668
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38               4,399,000            4,793,489
Johnson & Johnson, 5.85% Sr. Unsec. Nts., 7/15/38(5)                         2,463,000            2,645,324
Pfizer, Inc., 7.20% Sr. Unsec. Nts., 3/15/39                                 5,202,000            6,189,423
Wyeth, 5.95% Nts., 4/1/37                                                    3,833,000            3,973,533
                                                                                             --------------
                                                                                                 34,003,219
                                                                                             --------------
INDUSTRIALS--2.8%
AEROSPACE & DEFENSE--0.6%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                       6,430,000            5,931,675
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                            7,865,000            7,432,425
Boeing Co. (The), 5% Sr. Unsec. Unsub. Nts., 3/15/14                         5,325,000            5,614,488
Bombardier, Inc.:
6.30% Sr. Unsec. Unsub. Nts., 5/1/14(11)                                     4,605,000            4,052,400
8% Sr. Nts., 11/15/14(11)                                                    2,625,000            2,483,906
Honeywell International, Inc., 5% Sr. Unsec. Nts., 2/15/19                   4,953,000            5,068,529
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                7,245,000            6,466,163
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                              2,970,000            2,710,125
United Technologies Corp.:
6.125% Sr. Unsec. Nts., 2/1/19                                               5,245,000            5,815,766
6.125% Sr. Unsec. Nts., 7/15/38                                              2,417,000            2,629,024
                                                                                             --------------
                                                                                                 48,204,501
                                                                                             --------------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc.:
5.125% Sr. Unsec. Unsub. Nts., 4/1/19                                        1,249,000            1,315,433
5.50% Sr. Unsec. Nts., 1/15/18                                               2,823,000            3,011,749
                                                                                             --------------
                                                                                                  4,327,182
                                                                                             --------------
AIRLINES--0.1%
American Airlines Pass Through Trust 2009-1A, 10.375%
   Pass-Through Certificates, Series 2009-1A, 7/2/19(5)                      1,630,000            1,638,150


                     27 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
AIRLINES CONTINUED
American Airlines Pass Through Trust 2001-2, 7.858% Pass-Through
   Certificates, Series 2001-2, Cl. A-2, 10/1/11(3)                   $      5,970,000       $    5,596,875
                                                                                             --------------
                                                                                                  7,235,025
                                                                                             --------------
BUILDING PRODUCTS--0.0%
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                           2,700,000              783,000
COMMERCIAL SERVICES & SUPPLIES--0.4%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B,
   4/15/14                                                                   7,145,000            7,295,166
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
   11/15/05(2, 3, 4)                                                         3,462,000                   --
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                        2,305,000            2,247,375
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                         4,085,000            4,044,150
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                 2,070,000            1,997,550
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                          5,370,000            5,383,425
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14                                  9,855,000            8,672,400
                                                                                             --------------
                                                                                                 29,640,066
                                                                                             --------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(11)                       18,955,728           17,723,606
Odebrecht Finance Ltd., 9.625% Sr. Unsec. Nts., 4/9/14(11)                   6,335,000            6,929,223
                                                                                             --------------
                                                                                                 24,652,829
                                                                                             --------------
ELECTRICAL EQUIPMENT--0.0%
Baldor Electric Co., 8.625% Sr. Nts., 2/15/17                                  960,000              892,800
INDUSTRIAL CONGLOMERATES--0.6%
General Electric Capital Corp.:
4.80% Sr. Unsec. Nts., 5/1/13                                                5,876,000            5,889,515
5.40% Sr. Unsec. Nts., Series A, 9/20/13                                     7,831,000            7,775,533
6.875% Sr. Unsec. Nts., 1/10/39                                              9,853,000            8,884,499
General Electric Co., 5.25% Sr. Unsec. Nts., 12/6/17                        17,920,000           17,627,796
Tyco International Finance SA, 8.50% Sr. Unsec. Unsub. Nts.,
   1/15/19                                                                   2,871,000            3,188,174
                                                                                             --------------
                                                                                                 43,365,517
                                                                                             --------------
MACHINERY--0.2%
Caterpillar Financial Services Corp., 7.15% Sr. Unsec. Nts.,
   2/15/19                                                                   4,518,000            4,844,439
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                          4,020,000            2,989,875
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                               6,610,000            5,114,488
                                                                                             --------------
                                                                                                 12,948,802
                                                                                             --------------
PROFESSIONAL SERVICES--0.1%
US Investigations Services, Inc., 10.50% Sr. Unsec. Sub. Nts.,
   11/1/15(11)                                                               5,515,000            4,522,300
ROAD & RAIL--0.3%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14           8,205,000            5,866,575
CSX Corp., 6.25% Sr. Unsec. Unsub. Nts., 4/1/15                              3,282,000            3,398,787
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16                             5,965,000            5,338,675
Norfolk Southern Corp., 5.75% Sr. Unsec. Nts., 1/15/16(11)                   4,636,000            4,809,493


                     28 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
ROAD & RAIL CONTINUED
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(11)               $      9,073,680       $    6,396,944
                                                                                             --------------
                                                                                                 25,810,474
                                                                                             --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(3, 5)                 1,315,000            1,253,458
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                             11,415,000            9,388,838
                                                                                             --------------
                                                                                                 10,642,296
                                                                                             --------------
INFORMATION TECHNOLOGY--0.9%
COMMUNICATIONS EQUIPMENT--0.0%
Cisco Systems, Inc., 4.95% Sr. Unsec. Nts., 2/15/19                          3,697,000            3,703,825
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts.,
   1/15/07(2, 3, 4)                                                         12,879,000                  129
                                                                                             --------------
                                                                                                  3,703,954
                                                                                             --------------
COMPUTERS & PERIPHERALS--0.2%
Hewlett-Packard Co., 6.125% Sr. Unsec. Nts., 3/1/14                          2,350,000            2,594,043
International Business Machines Corp., 8% Sr. Unsec. Unsub. Nts.,
   10/15/38                                                                  4,624,000            5,996,704
Seagate Technology International, 10% Sr. Sec. Nts., 5/1/14(11)              8,920,000            9,243,350
                                                                                             --------------
                                                                                                 17,834,097
                                                                                             --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Celestica, Inc., 7.625% Sr. Unsec. Sub. Nts., 7/1/13                         3,730,000            3,655,400
Flextronics International Ltd., 6.50% Sr. Unsec. Sub. Nts.,
   5/15/13                                                                   4,845,000            4,687,538
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16              3,535,000            2,624,738
                                                                                             --------------
                                                                                                 10,967,676
                                                                                             --------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(2, 3, 4)              2,196,653 EUR               --
NorthPoint Communications Group, Inc., 12.875% Nts.,
   2/15/10(2, 3, 4)                                                          2,121,834                   --
                                                                                             --------------
                                                                                                         --
                                                                                             --------------
IT SERVICES--0.3%
Affiliated Computer Services, Inc., 5.20% Sr. Unsec. Nts., 6/1/15            4,110,000            3,514,050
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15                            9,025,000            6,452,875
Sabre Holdings Corp., 7.35% Sr. Unsec. Unsub. Nts., 8/1/11                   1,155,000              987,525
SunGard Data Systems, Inc., 9.125% Sr. Unsec. Nts., 8/15/13                  9,160,000            8,702,000
                                                                                             --------------
                                                                                                 19,656,450
                                                                                             --------------
OFFICE ELECTRONICS--0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                  4,468,000            4,418,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                      3,405,000            3,136,856
9.25% Sr. Unsec. Nts., 6/1/16                                                1,510,000            1,406,188
                                                                                             --------------
                                                                                                  4,543,044
                                                                                             --------------
SOFTWARE--0.1%
Oracle Corp., 5.75% Sr. Unsec. Unsub. Nts., 4/15/18                          3,718,000            3,928,677


                     29 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
MATERIALS--2.1%
CHEMICALS--0.4%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(11)               $     10,745,000       $   10,046,575
E.I. du Pont de Nemours & Co.:
5.75% Sr. Nts., 3/15/19                                                      3,240,000            3,425,739
6% Sr. Unsec. Unsub. Nts., 7/15/18                                           2,312,000            2,496,548
Huntsman International LLC, 7.875% Sr. Unsec. Sub. Nts., 11/15/14              955,000              761,613
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12                                              1,389,000            1,413,308
11.625% Sr. Unsec. Nts., 10/15/10                                            3,035,000            3,118,463
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub.
   Nts., 12/1/16                                                            24,375,000            6,946,875
Nalco Co., 8.875% Unsec. Sub. Nts., 11/15/13                                 4,230,000            4,335,750
                                                                                             --------------
                                                                                                 32,544,871
                                                                                             --------------
CONSTRUCTION MATERIALS--0.1%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(11, 18)                 10,200,000            5,228,989
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14(17)                    5,135,000              436,475
                                                                                             --------------
                                                                                                  5,665,464
                                                                                             --------------
CONTAINERS & PACKAGING--0.4%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                  9,725,000            8,241,938
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                               7,030,000            6,906,975
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                              2,710,000            2,628,700
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                        8,495,000            7,942,825
Graphic Packaging International, Inc.:
8.50% Sr. Nts., 8/15/11                                                      3,463,000            3,445,685
9.50% Sr. Unsec. Nts., 6/15/17(11)                                           3,995,000            3,955,050
                                                                                             --------------
                                                                                                 33,121,173
                                                                                             --------------
METALS & MINING--1.0%
Alcoa, Inc., 6.75% Sr. Unsec. Unsub. Nts., 7/15/18                           2,297,000            2,041,156
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                       12,160,000           10,730,604
8.875% Nts., 11/17/14(11)                                                    7,235,000            6,222,100
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec. Unsub. Nts.,
   4/1/19                                                                    5,025,000            5,590,614
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17               10,540,000           10,633,996
Rio Tinto Finance (USA) Ltd.:
5.875% Sr. Unsec. Unsub. Nts., 7/15/13                                       4,033,000            4,063,026
9% Sr. Unsec. Nts., 5/1/19                                                   1,926,000            2,144,035
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12                 5,110,000            4,867,275
Teck Resourches Ltd., 10.25% Sr. Sec. Nts., 5/15/16(11)                      6,595,000            6,916,750
Vale Overseas Ltd., 6.875% Bonds, 11/21/36                                   1,272,000            1,212,980
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(11)                   24,020,000           20,056,700
                                                                                             --------------
                                                                                                 74,479,236
                                                                                             --------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific LLC, 8.25% Sr. Unsec. Nts., 5/1/16(11)                       7,435,000            7,249,125


                     30 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
PAPER & FOREST PRODUCTS CONTINUED
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                              $      7,465,000       $    3,620,525
                                                                                             --------------
                                                                                                 10,869,650
                                                                                             --------------
TELECOMMUNICATION SERVICES--1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                 4,158,000            4,659,139
AT&T, Inc., 6.70% Sr. Unsec. Unsub. Nts., 11/15/13                           8,791,000            9,666,592
BellSouth Corp., 5.20% Sr. Unsec. Nts., 12/15/16                             2,132,000            2,132,188
British Telecom plc, 5.15% Sr. Unsec. Unsub. Nts., 1/15/13                   3,202,000            3,194,309
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                        12,475,000           11,539,375
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts.,
   8/20/18                                                                   4,563,000            4,850,391
France Telecom SA, 7.75% Sr. Unsec. Nts., 3/1/11(1)                          2,541,000            2,749,596
Intelsat Subsidiary Holdings Co. Ltd., 8.50% Sr. Unsec. Nts.,
   1/15/13(11)                                                               4,400,000            4,246,000
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                             11,305,000           11,446,313
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38             4,578,000            4,671,222
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16(3)                     21,925,200 PEN        7,389,883
Telefonica Emisiones SAU, 5.855% Sr. Unsec. Unsub. Nts., 2/4/13              3,919,000            4,135,564
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19(11)                    5,395,000            5,900,781
Verizon Communications, Inc.:
6.90% Sr. Unsec. Unsub. Bonds, 4/15/38                                       3,280,000            3,429,132
8.95% Sr. Unsec. Unsub. Nts., 3/1/39                                         8,542,000           10,809,175
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                        5,525,000            5,373,063
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                        3,675,000            3,537,188
                                                                                             --------------
                                                                                                 99,729,911
                                                                                             --------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36            33,200,000 MXN        1,805,191
American Tower Corp., 7.25% Sr. Unsec. Nts., 5/15/19(11)                     4,985,000            4,847,913
Cricket Communications, Inc., 7.75% Sr. Sec. Nts., 5/15/16(11)               5,340,000            5,166,450
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15              12,315,000            9,882,788
Sprint Capital Corp., 8.75% Nts., 3/15/32                                   24,905,000           20,173,050
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(2, 3, 4)                            5,135,000                   --
Vodafone Group plc, 5.625% Sr. Unsec. Unsub. Nts., 2/27/17                   4,581,000            4,659,404
                                                                                             --------------
                                                                                                 46,534,796
                                                                                             --------------
UTILITIES--2.0%
ELECTRIC UTILITIES--1.1%
Duke Energy Carolinas LLC, 7% Sec. Bonds, Series C, 11/15/18                 3,893,000            4,545,724
Duke Energy Corp., 6.30% Sr. Unsec. Unsub. Nts., 2/1/14                      5,805,000            6,275,542
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                           9,510,000            7,346,475
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10(3)                       8,680,000 BRR        4,717,632
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17               9,120,000            6,703,200
FPL Group Capital, Inc., 6% Sr. Unsec. Nts., 3/1/19                          2,600,000            2,797,379
Georgia Power Co., 5.95% Sr. Unsec. Bonds, 2/1/39                            1,963,000            2,062,799
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17(11)                        4,140,000            4,264,200


                     31 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
ELECTRIC UTILITIES CONTINUED
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(11)                   $     20,225,000       $   20,008,734
Majapahit Holding BV:
7.25% Nts., 10/17/11(11)                                                     7,460,000            7,348,100
7.75% Nts., 10/17/16(11)                                                    10,065,000            8,907,525
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16                 421,000,000 PHP        7,851,377
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec.
   Nts., Series A, 11/1/15                                                   3,660,000            2,296,650
                                                                                             --------------
                                                                                                 85,125,337
                                                                                             --------------
ENERGY TRADERS--0.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13(11)                            2,330,000            2,376,600
AES Panama SA, 6.35% Sr. Nts., 12/21/16(11)                                  2,340,000            2,226,370
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16                        8,620,000            7,348,550
Electric Power Development Co. Ltd., 1.80% Gtd. Unsec., 6/28/10            470,000,000 JPY        4,919,351
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13                   9,220,000            8,897,300
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                     3,885,000            3,671,325
7.375% Sr. Nts., 2/1/16                                                      5,530,000            5,246,588
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14                 7,650,000            7,038,000
                                                                                             --------------
                                                                                                 41,724,084
                                                                                             --------------
MULTI-UTILITIES--0.3%
Consolidated Edison Co. of New York, Inc., 7.125% Sr. Unsec.
   Nts., 12/1/18                                                             6,807,000            7,745,263
Dominion Resources, Inc., 6.40% Sr. Unsec. Nts., 6/15/18                     2,963,000            3,132,528
Pacific Gas & Electric Co.:
6.25% Sr. Unsec. Nts., 12/1/13                                               5,744,000            6,315,459
8.25% Sr. Unsec. Nts., 10/15/18                                              3,188,000            3,896,463
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19                                4,336,000            5,260,015
                                                                                             --------------
                                                                                                 26,349,728
                                                                                             --------------
Total Corporate Bonds and Notes (Cost $2,183,277,526)                                         2,071,184,583
                                                                                             --------------

                                                                           Shares
                                                                      ----------------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(3, 4, 13)                 338,141                   --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
   Non-Vtg.(3, 4)                                                               44,000                   --
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(3, 4, 13)                      5,816                   --
                                                                                             --------------
Total Preferred Stocks (Cost $15,761,480)                                                                --
COMMON STOCKS--0.1%
American Media, Inc.(3, 4)                                                      10,986                  110
Arco Capital Corp. Ltd.(3, 4, 19)                                            2,383,674            1,191,837
Charter Communications, Inc.(4)                                                222,137            4,381,861
Global Aero Logistics, Inc.(3, 4)                                               32,791               32,791
MHP SA, GDR(4, 11)                                                             235,715            2,003,578


                     32 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                           Shares                 Value
                                                                      ----------------       --------------
Premier Holdings Ltd.(3, 4)                                                    799,833       $           --
                                                                                             --------------
Total Common Stocks (Cost $40,537,034)                                                            7,610,177

                                                                            Units
                                                                      ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10,
   Exp. 2/28/11( 3, 4) (Cost $30,592)                                            4,020                   40

                                                                          Principal
                                                                            Amount
                                                                      ----------------
STRUCTURED SECURITIES--6.7%
Citibank NA, New York, Dominican Republic Credit Linked Nts.,
   12%, 2/22/11(3)                                                          56,180,000 DOP        1,434,294
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%,
   1/3/17(3)                                                                26,180,000 BRR       11,671,754
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18             7,885,000,000 COP        4,188,778
Colombia (Republic of) Credit Linked Nts., 12.975%, 2/26/15(3, 16)       5,641,000,000 COP        5,247,660
Colombia (Republic of) Credit Linked Nts., Series 01, 12.975%,
   2/26/15(3, 16)                                                        2,091,000,000 COP        1,945,197
Colombia (Republic of) Credit Linked Nts., Series 02, 12.975%
   12/26/15(3, 16)                                                       3,187,000,000 COP        2,964,774
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12       4,498,269,508 COP        2,488,430
Colombia (Republic of) Total Return Linked Nts., 11%, 5/19/11           14,440,000,000 COP        7,289,705
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12(3)       10,490,000,000 COP        5,803,037
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12           8,514,000,000 COP        4,709,920
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12           7,206,900,000 COP        3,986,836
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12                 174,700,000 DOP        4,489,368
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10                      10,330,000 GHS        5,954,169
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10                    6,780,000 UAH          837,980
Coriolanus Ltd., Peru (Republic of) Credit Linked Bonds, 3.346%,
   4/30/25(3, 9)                                                             5,424,837            2,962,186
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10(1)                  16,740,000 UAH          818,742
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11          71,300,000,000 IDR        7,465,367
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09(1, 3)           242,139,000 RUR        7,574,370
Moitk Total Return Linked Nts., 21%, 3/26/11(1, 3)                         188,019,000 RUR        2,412,897
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
   12/31/10(11)                                                            220,335,000 RUR        6,894,035
Oreniz Total Return Linked Nts., 9.24%, 2/21/12(1, 3)                      417,305,000 RUR        6,694,231
Pemex Project Funding Master Trust Credit Default Linked Nts.,
   2.289%, 5/12/11                                                          50,000,000           49,062,063
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
   12/30/09                                                                 16,568,000 UAH        1,667,273
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%,
   1/19/17(3)                                                           53,361,000,000 VND        1,778,700


                     33 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
   Administration Credit Linked Nts., 5/20/10(2, 3, 4)                     320,000,000 RUR   $    1,026,661
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09(3)                  200,000 UAH           20,126
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
   12/30/09                                                                  4,995,000 UAH          502,657
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
   12/30/09(3)                                                              32,180,000 UAH        3,238,342
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return
   Linked Nts., 9.25%, 6/24/12(3)                                          368,300,000 RUR        6,498,925
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
   SA de CV Credit Linked Nts., 9.09%, 1/5/11                               33,313,921 MXN        2,367,955
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
   de CV Credit Linked Nts., 9.65%, 1/5/11                                  21,908,129 MXN        1,557,231
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10(3)                  9,200,000            1,872,200
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%,
   12/7/09(1, 11)                                                            5,475,000            5,194,516
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%,
   4/26/11(1, 3)                                                             6,050,000            5,758,995
Coriolanus Ltd. Sec. Credit Linked Nts., 9.177%, 12/31/17(3, 16)            55,040,000 BRR       12,483,898
European Investment Bank, Russian Federation Credit Linked Nts.,
   5.702%, 1/19/10(3, 9)                                                     5,820,000            5,481,974
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12                                  8,442,875            3,296,098
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                   6,360,000            5,521,364
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%,
   6/22/21                                                              76,200,000,000 IDR        8,052,416
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
   6/22/13                                                                   6,494,933            6,857,325
Opic Reforma I Credit Linked Nts., Cl. 1A, 7.204%, 9/24/14(1, 3)            36,680,000 MXN        2,785,488
Opic Reforma I Credit Linked Nts., Cl. 1B, 7.204%, 9/24/14(1, 3)             7,336,000 MXN          557,098
Opic Reforma I Credit Linked Nts., Cl. 1C, 7.204%, 9/24/14(1, 3)            12,226,667 MXN          928,496
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.704%, 5/22/15(1, 3)             3,500,072 MXN          265,796
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.704%, 5/22/15(1, 3)             6,123,460 MXN          465,017
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.704%, 5/22/15(1, 3)            92,326,918 MXN        7,011,328
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.704%, 5/22/15(1, 3)             6,728,659 MXN          510,976
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.704%, 5/22/15(1, 3)             4,888,497 MXN          371,234
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.704%, 5/22/15(1, 3)             3,122,038 MXN          237,088
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.704%, 5/22/15(1, 3)               574,952 MXN           43,662
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10               5,690,000            3,171,777
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11              5,740,000            2,749,517
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11               5,740,000            2,450,578
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12             5,740,000            2,399,894
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12               5,740,000            2,375,786
United Mexican States Credit Linked Nts., 9.52%, 1/5/11                     21,853,985 MXN        1,553,383
Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group
   Total Return Linked Nts., 9%, 4/20/17                               128,300,000,000 VND        4,264,748
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
   12/12/11(1, 11)                                                         134,130,000 RUR        3,680,074


                     34 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
Eirles Two Ltd. Sec. Nts.:
Series 324, 4.841%, 4/30/12(1, 3)                                     $     14,300,000       $    6,788,210
Series 335, 3.291%, 4/30/12(1, 3)                                           16,700,000           10,589,470
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
   14.802%, 3/29/17(9, 11)                                                  77,520,000 TRY       15,563,267
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
   Linked Nts., 10.48%, 2/8/37(3, 9)                                   237,059,200,000 COP        2,620,477
Hallertau SPC Credit Linked Nts., Series 2008-2A, 7.083%,
   9/17/13(1, 3)                                                            50,090,000           50,570,864
Hallertau SPC Philippines (Republic of) Credit Linked Nts.,
   Series 2007-01, 3.211%, 12/20/17(1, 3)                                   16,640,000           12,613,120
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of)
   Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10(2, 3, 9)              36,418,983 BRR        1,858,586
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series
   725, 11.89%, 12/30/09(3)                                                 38,336,000 UAH        4,588,005
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.703%,
   5/16/45(3)                                                                7,895,000 BRR        6,949,277
Colombia (Republic of) Credit Linked Bonds, 10.244%,
   10/31/16(3, 9)                                                       52,420,000,000 COP       11,748,046
Colombia (Republic of) Credit Linked Bonds, 10.359%, 1/5/16(3, 9)       54,300,000,000 COP       13,316,670
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%,
   10/31/16(3, 9)                                                       52,197,000,000 COP       11,698,068
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15(9, 11)                25,410,000 PEN        5,450,029
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10(3)                 9,185,000            9,542,297
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of)
   Credit Linked Nts., 12.80%, 6/17/21(11)                              65,480,000,000 IDR        6,919,583
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC
   Credit Linked Nts., 7.55%, 5/24/12(3)                                    21,898,718           21,335,921
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%,
   11/17/16(3)                                                           7,680,000,000 COP        2,562,985
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(11)                   15,216,000 PEN        3,319,851
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR,
   5%, 8/22/34                                                             284,376,510 RUR        4,337,527
Morgan Stanley & Co. International Ltd./Red Arrow International
   Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12           94,034,995 RUR        2,672,333
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.563%,
   1/5/22(9, 11)                                                           109,310,000 BRR        3,396,727
Ukraine (Republic of) Credit Linked Nts., 3.476%, 10/15/17(1, 3)            21,300,000            8,520,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 4.346%,
   10/15/17(1, 3)                                                            5,400,000            2,160,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15(3)                   300,000              213,690
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12            18,135,053           13,907,736


                     35 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                          Principal
                                                                            Amount                Value
                                                                      ----------------       --------------
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12      $     27,254,744       $   20,958,898
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
   12/28/11(3)                                                               4,650,997 GHS        1,990,397
                                                                                             --------------
Total Structured Securities (Cost $699,816,658)                                                 512,086,423
                                                                                             --------------
EVENT-LINKED BONDS--1.1%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.666%,
   5/22/12(1, 11)                                                            4,862,000            4,639,564
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 12.708%,
   2/24/12(1, 11)                                                            1,930,000            1,906,454
Cascadia Ltd. Catastrophe Linked Nts., 4.668%, 8/31/09(1, 11)                3,950,000            3,946,643
East Lane Re III Ltd. Catastrophe Linked Nts., 11.806%,
   3/16/12(1, 11)                                                            7,643,000            7,655,802
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.916%,
   8/10/11(1, 11)                                                            7,010,000            6,707,869
Lakeside Re Ltd. Catastrophe Linked Nts., 7.098%, 12/31/09(1, 11)           10,580,000           10,572,594
Medquake Ltd. Catastrophe Linked Nts., 5.983%, 5/31/10(1, 11)                4,000,000            3,908,600
Midori Ltd. Catastrophe Linked Nts., 3.881%, 10/24/12(1, 11)                 4,300,000            4,138,320
Muteki Ltd. Catastrophe Linked Nts., 5.21%, 5/24/11(1, 11)                   5,200,000            4,952,220
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A,
   12.783%, 6/21/10(1, 11)                                                   8,580,000            8,083,218
Osiris Capital plc Catastrophe Linked Combined Mortality Index
   Nts., Series D, 6.131%, 1/15/10(1, 11)                                    3,230,000            3,187,687
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 12.168%, 6/6/11(1, 11)                                           6,680,000            6,142,093
Series CL3, 12.918%, 6/7/10(1, 11)                                           3,000,000            2,844,600
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%,
   6/24/11(3, 9)                                                            10,693,000           12,885,065
Willow Re Ltd. Catastrophe Linked Nts., 6/16/10(2, 11)                       8,150,000            4,278,750
                                                                                             --------------
Total Event-Linked Bonds (Cost $89,747,510)                                                      85,849,479
                                                                                             --------------

                                                    Expiration    Strike
                                                       Date       Price     Contracts
                                                    ----------   -------   -----------

OPTIONS PURCHASED--0.0%
   Hungarian Forint Put(4) (Cost $770,698)            8/18/09    270 EUR    32,170,000              392,038

                                                                               Shares
                                                                           -----------
INVESTMENT COMPANIES--14.7%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares,
0.00% (20, 21)                                                              20,912,221           20,912,221
Oppenheimer Institutional Money Market Fund,
   Cl. E,
0.48% (19, 20)                                                             588,370,846          588,370,846
Oppenheimer Master Event-Linked Bond Fund,
   LLC (4)                                                                   3,315,854           33,088,253
Oppenheimer Master Loan Fund, LLC (4)                                       51,799,303          475,983,009
                                                                                             --------------
Total Investment Companies (Cost $1,156,803,045)                                              1,118,354,329
                                                                                             --------------

                                                                                                  Value
                                                                                             --------------
Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities
   Loaned) (Cost $8,640,951,674)                                                             $7,828,005,894
                                                                                             --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--1.6%(22)
OFI Liquid Assets Fund, LLC, 1.02%(19, 20)
   (Cost $119,074,670)                                                     119,074,670          119,074,670
                                                                                             --------------
TOTAL INVESTMENTS, AT VALUE (COST $8,760,026,344)                                104.4%       7,947,080,564
                                                                                             --------------
Liabilities in Excess of Other Assets                                             (4.4)        (332,279,512)
                                                                           -----------       --------------
Net Assets                                                                       100.0%      $7,614,801,052
                                                                           ===========       ==============

Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling


                     36 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

GHS  Ghana Cedi
HUF  Hungarian Forint
IDR  Indonesia Rupiah
ILS  Israeli Shekel
JPY  Japanese Yen
MXN  Mexican Nuevo Peso
NOK  Norwegian Krone
PEN  Peruvian New Sol
PHP  Philippines Peso
PLZ  Polish Zloty
RUR  Russian Ruble
SEK  Swedish Krona
TRY  New Turkish Lira
UAH  Ukraine Hryvnia
UYU  Uruguay Peso
VND  Vietnam Dong

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Issue is in default. See accompanying Notes.

(3.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2009 was $396,138,134, which represents 5.20% of the Fund's net assets, of which $13,176,183 is considered restricted. See accompanying Notes.

                                          ACQUISITION                                UNREALIZED
SECURITY                                      DATE          COST         VALUE      DEPRECIATION
--------                                  -----------   -----------   -----------   ------------
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 1A, 7.204%, 9/24/14     12/28/07    $ 3,371,014   $ 2,785,488    $  585,526
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 1B, 7.204%, 9/24/14      6/13/08        707,255       557,098       150,157
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 1C, 7.204%, 9/24/14      8/13/08      1,203,116       928,496       274,620
Deutsche Bank AG, Opic Reforma I Credit
    linked Nts., Cl. 2A, 8.704%, 5/22/15     5/22/08        337,462       265,796        71,666
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2B, 8.704%, 5/22/15      6/13/08        590,355       465,017       125,338
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2C, 8.704%, 5/22/15      6/19/08      8,957,126     7,011,328     1,945,798
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2D, 8.704%, 5/22/15       7/9/08        652,302       510,976       141,326
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2E, 8.704%, 5/22/15      7/16/08        474,704       371,234       103,470
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2F, 8.704%, 5/22/15      8/11/08        307,336       237,088        70,248
Deutsche Bank AG, Opic Reforma I Credit
   linked Nts., Cl. 2G, 8.704%, 5/22/15      8/25/08         56,708        43,662        13,046
                                                        -----------   -----------    ----------
                                                        $16,657,378   $13,176,183    $3,481,195
                                                        ===========   ===========    ==========

(4.) Non-income producing security.

(5.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $41,571,665 or 0.55% of the Fund's net assets as of June 30, 2009.


                     37 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

(7.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $12,798,234 or 0.17% of the Fund's net assets as of June 30, 2009.

(8.) Partial or fully-loaned security. See accompanying Notes.

(9.) Zero coupon bond reflects effective yield on the date of purchase.

(10.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $40,870,153. See accompanying Notes.

(11.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $832,667,698 or 10.93% of the Fund's net assets as of June 30, 2009.

(12.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(13.) Interest or dividend is paid-in-kind, when applicable.

(14.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(15.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

(16.) Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

(17.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(18.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.


                     38 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

(19.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                         SHARES
                                                     SEPTEMBER 30,       GROSS           GROSS         JUNE 30,
                                                          2008         ADDITIONS       REDUCTIONS        2009
                                                     -------------   -------------   -------------   -----------
ARCO Capital Corp. Ltd.                                 2,383,674               --              --     2,383,674
OFI Liquid Asset Fund, LLC                            481,294,160      523,344,130     885,563,620   119,074,670
Oppenheimer Institutional Money Market Fund, Cl. E    715,917,178    5,072,786,268   5,200,332,600   588,370,846
Oppenheimer Master Event-Linked Bond Fund, LLC          3,110,084          436,136         230,366     3,315,854
Oppenheimer Master Loan Fund, LLC                      34,077,174       20,127,252       2,405,123    51,799,303

                                                                                        REALIZED
                                                          VALUE          INCOME        GAIN (LOSS)
                                                     --------------   -----------     ------------
ARCO Capital Corp. Ltd.                              $    1,191,837   $        --     $         --
OFI Liquid Asset Fund, LLC                              119,074,670     3,646,569(a)            --
Oppenheimer Institutional Money Market Fund, Cl. E      588,370,846     6,060,821               --
Oppenheimer Master Event-Linked Bond Fund, LLC           33,088,253     2,397,305(b)       209,887(b)
Oppenheimer Master Loan Fund, LLC                       475,983,009    21,556,514(c)   (18,418,877)(c)
                                                     --------------   -----------     ------------
                                                     $1,217,708,615   $33,661,209     $(18,208,990)
                                                     ==============   ===========     ============

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(b.) Represents the amount allocated to the Fund from Oppenheimer Master
     Event-Linked Bond Fund, LLC.

(c.) Represents the amount allocated to the Fund from Oppenheimer Master Loan
     Fund, LLC.

(20.) Rate shown is the 7-day yield as of June 30, 2009.

(21.) Interest rate is less than 0.0005%.

(22.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                     39 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input levels:

                                                                 LEVEL 2--
                                                LEVEL 1--          OTHER         LEVEL 3--
                                               UNADJUSTED       SIGNIFICANT     SIGNIFICANT
                                                 QUOTED         OBSERVABLE     UNOBSERVABLE
                                                 PRICES           INPUTS          INPUTS           VALUE
                                             --------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                      $           --   $   67,340,934    $       --    $   67,340,934
Mortgage-Backed Obligations                              --    1,523,767,375            --     1,523,767,375
U.S. Government Obligations                              --      247,955,484            --       247,955,484
Foreign Government Obligations                           --    2,002,959,677            --     2,002,959,677
Loan Participations                                      --      190,505,355            --       190,505,355
Corporate Bonds and Notes                                --    2,067,374,839     3,809,744     2,071,184,583
Preferred Stocks                                         --               --            --                --
Common Stocks                                     2,003,578        5,573,808        32,791         7,610,177
Rights, Warrants and Certificates                        --               --            40                40
Structured Securities                                    --      512,086,423            --       512,086,423
Event-Linked Bonds                                       --       85,849,479            --        85,849,479
Options Purchased                                   392,038               --            --           392,038
Investment Companies                          1,118,354,329               --            --     1,118,354,329
Investments Purchased with Cash Collateral
   from Securities Loaned                       119,074,670               --            --       119,074,670
                                             --------------   --------------    ----------    --------------
Total Investments, at Value                   1,239,824,615    6,703,413,374     3,842,575     7,947,080,564


                     40 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

OTHER FINANCIAL INSTRUMENTS:
Swaps                                                    --       80,575,015            --        80,575,015
Foreign Currency Exchange Contracts                      --       41,984,801            --        41,984,801
Futures                                           5,524,464                2             2         5,524,468
                                             --------------   --------------    ----------    --------------
Total Assets                                 $1,245,349,079   $6,825,973,192    $3,842,577    $8,075,164,848
                                             --------------   --------------    ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Swaps                                        $           --   $  (60,248,724)   $       --    $  (60,248,724)
Options written                                          --         (548,330)           --          (548,330)
Foreign Currency Exchange Contracts                      --      (11,153,435)           --       (11,153,435)
Futures                                          (3,022,422)              --            --        (3,022,422)
Unfunded Loan Commitments                                --       (2,151,788)           --        (2,151,788)
                                             --------------   --------------    ----------    --------------
Total Liabilities                            $   (3,022,422)  $  (74,102,277)   $       --    $  (77,124,699)
                                             --------------   --------------    ----------    --------------

Currency contracts, forwards and unfunded loan commitments, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                                  CONTRACT
                                                   AMOUNT            EXPIRATION                      UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION    BUY/SELL      (000S)               DATES           VALUE       APPRECIATION   DEPRECIATION
---------------------------------    --------   -----------       ----------------   ------------   ------------   ------------
BANC OF AMERICA:
Hungarian Forint (HUF)                  Buy       3,092,000 HUF             7/6/09   $ 15,918,636    $   257,389    $        --
Indonesia Rupiah (IDR)                  Buy     274,465,000 IDR    8/19/09-8/26/09     26,562,867        221,478             --
Japanese Yen (JPY)                      Buy       2,188,000 JPY           11/12/09     22,753,876        540,678             --
New Taiwan Dollar (TWD)                Sell         495,000 TWD             7/6/09     15,108,632        301,848             --
New Zealand Dollar (NZD)                Buy          39,415 NZD            8/10/09     25,367,462        316,371        102,229


                     41 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Philippines Peso (PHP)                 Sell         357,000 PHP            7/17/09      7,404,643             --         8,745
Polish Zloty (PLZ)                      Buy          29,615 PLZ            8/10/09      9,303,808        197,104            --
                                                                                                    ------------   -----------
                                                                                                       1,834,868       110,974
                                                                                                    ------------   -----------
BANK PARIBAS ASIA - FGN:
Euro (EUR)                             Sell          62,635 EUR    8/3/09-11/12/09     87,860,403        300,992     1,795,018
Hungarian Forint (HUF)                  Buy       7,062,000 HUF             8/3/09     36,107,264      1,076,629            --
Japanese Yen (JPY)                     Sell         845,760 JPY            8/10/09      8,783,599            222       181,898
Polish Zloty (PLZ)                      Buy         138,800 PLZ             8/3/09     43,625,503        193,499            --
Polish Zloty (PLZ)                     Sell          17,230 PLZ           11/12/09      5,382,006             --       162,375
Swedish Krona (SEK)                    Sell          50,470 SEK            8/10/09      6,541,402             --       202,616
Swiss Franc (CHF)                      Sell             123 CHF            8/10/09        113,261          2,181            --
                                                                                                    ------------   -----------
                                                                                                       1,573,523     2,341,907
                                                                                                    ------------   -----------
BARCLAY'S CAPITAL:
Euro (EUR)                              Buy          36,480 EUR            9/24/09     51,166,583        678,263            --
Euro (EUR)                             Sell          34,472 EUR            8/10/09     48,359,221         22,521       423,330
Israeli Shekel (ILS)                   Sell          60,100 ILS             7/6/09     15,293,049        188,422            --
Polish Zloty (PLZ)                     Sell          34,510 PLZ           11/12/09     10,779,629             --       152,994
                                                                                                    ------------   -----------
                                                                                                         889,206       576,324
                                                                                                    ------------   -----------
CHASE MANHATTAN BANK
Japanese Yen (JPY)                     Sell             228 JPY             7/7/09          2,369             --             8
CITIGROUP:
British Pound Sterling (GBP)            Buy           4,270 GBP            8/10/09      7,024,748        209,879            --
Chilean Peso (CLP)                     Sell       8,528,000 CLP             8/3/09     16,022,099         56,332            --
Chinese Renminbi (Yuan) (CNY)           Buy         224,800 CNY             9/2/09     32,934,031             --       845,083
Peruvian New Sol (PEN)                  Buy          21,620 PEN            7/13/09      7,185,809             --       118,655
Peruvian New Sol (PEN)                 Sell          26,700 PEN           10/26/09      8,830,871             --       300,519
Singapore Dollar (SGD)                  Buy           4,440 SGD            8/11/09      3,064,267         12,720            --
                                                                                                    ------------   -----------
                                                                                                         278,931     1,264,257
                                                                                                    ------------   -----------
CREDIT SUISSE:
Japanese Yen (JPY)                      Buy       5,907,000 JPY   8/10/09-11/12/09     61,420,163      1,300,252        37,082
Mexican Nuevo Peso (MXN)               Sell         448,110 MXN            8/10/09     33,818,574             --       600,635
New Turkish Lira (TRY)                  Buy          47,686 TRY     7/2/09-7/29/09     30,833,277             --        68,090
New Turkish Lira (TRY)                 Sell         111,723 TRY            8/10/09     71,764,436         13,020       255,112
Russian Ruble (RUR)                     Buy          14,460 RUR           11/16/09        445,540         11,697            --
South African Rand (ZAR)                Buy         345,475 ZAR    7/15/09-8/17/09     44,432,641      1,992,199            --
                                                                                                    ------------   -----------
                                                                                                       3,317,168       960,919
                                                                                                    ------------   -----------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)                 Buy           2,630 AUD            7/20/09      2,115,874         52,665            --
British Pound Sterling (GBP)            Buy           5,100 GBP            7/20/09      8,390,412         85,827            --
Canadian Dollar (CAD)                   Buy           9,065 CAD            7/20/09      7,794,251             --       129,630
Euro (EUR)                              Buy          32,975 EUR            7/20/09     46,260,142        613,838            --
Euro (EUR)                             Sell          20,540 EUR           11/12/09     28,807,854             --       996,694


                     42 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Japanese Yen (JPY)                      Buy       1,072,000 JPY            7/21/09     11,130,630             --        63,322
Japanese Yen (JPY)                     Sell       3,502,000 JPY            7/22/09     36,361,875        127,174            --
Russian Ruble (RUR)                    Sell         276,500 RUR            9/18/09      8,682,799      1,628,594            --
Swiss Franc (CHF)                       Buy           2,088 CHF            7/20/09      1,922,174            602            --
                                                                                                    ------------   -----------
                                                                                                       2,508,700     1,189,646
                                                                                                    ------------   -----------
GOLDMAN, SACHS & CO.:
Brazilian Real (BRR)                    Buy         276,085 BRR      8/4/09-1/5/10    138,051,958     25,463,042       409,925
Brazilian Real (BRR)                   Sell          23,230 BRR             8/4/09     11,773,218        140,824            --
Mexican Nuevo Peso (MXN)                Buy         662,000 MXN            8/10/09     49,960,715        680,196            --
South African Rand (ZAR)                Buy          64,520 ZAR            7/15/09      8,339,617        355,950            --
South Korean Won (KRW)                  Buy      25,701,000 KRW            8/24/09     20,232,238             --       582,177
                                                                                                    ------------   -----------
                                                                                                      26,640,012       992,102
                                                                                                    ------------   -----------
HONG KONG & SHANGHAI BANK CORP:
Hungarian Forint (HUF)                  Buy       5,101,000 HUF            7/20/09     26,168,992      1,098,957            --
Israeli Shekel (ILS)                   Sell         134,310 ILS            7/31/09     34,180,617             --       245,526
Russian Ruble (RUR)                     Buy          24,130 RUR            9/18/09        757,743         24,308            --
                                                                                                    ------------   -----------
                                                                                                       1,123,265       245,526
                                                                                                    ------------   -----------
JP MORGAN CHASE:
Argentine Peso (ARP)                    Buy          56,650 ARP            7/28/09     14,692,269         72,914            --
Australian Dollar (AUD)                 Buy          28,965 AUD            8/10/09     23,265,715         86,882            --
Chinese Renminbi (Yuan) (CNY)           Buy         196,910 CNY           12/17/09     28,938,133        640,698       105,679
Hong Kong Dollar (HKD)                 Sell         118,100 HKD             8/3/09     15,243,168             --           918
Indonesia Rupiah (IDR)                  Buy      62,990,000 IDR            8/18/09      6,102,093         10,217            --
Malaysian Ringgit (MYR)                 Buy          13,410 MYR             7/8/09      3,813,922             --        18,273
Mexican Nuevo Peso (MXN)                Buy         312,455 MXN            8/10/09     23,580,778        467,416            --
Russian Ruble (RUR)                     Buy         252,370 RUR            9/18/09      7,925,056         97,202            --
Russian Ruble (RUR)                    Sell          14,460 RUR           11/16/09        445,540             --        21,369
South Korean Won (KRW)                 Sell      19,080,000 KRW             8/3/09     15,007,679             --       101,429
                                                                                                    ------------   -----------
                                                                                                       1,375,329       247,668
                                                                                                    ------------   -----------
MORGAN STANLEY & CO., INC.
South African Rand (ZAR)                Buy          65,490 ZAR            7/15/09      8,464,995        499,780            --
RBS GREENWICH CAPITAL:
Norwegian Krone (NOK)                   Buy         162,735 NOK            8/10/09     25,280,305         95,488        23,011
Polish Zloty (PLZ)                      Buy          50,530 PLZ             8/3/09     15,881,820        366,114            --
Swiss Franc (CHF)                      Sell          27,747 CHF            8/10/09     25,550,030          1,458            --
                                                                                                    ------------   -----------
                                                                                                         463,060        23,011
                                                                                                    ------------   -----------
SANTANDER INVESTMENTS:
Brazilian Real (BRR)                    Buy          34,500 BRR             8/4/09     17,484,977             --       133,244
Colombian Peso (COP)                   Sell      89,968,000 COP     7/17/09-8/5/09     41,749,308             --     1,593,412
Mexican Nuevo Peso (MXN)               Sell         434,660 MXN    7/20/09-8/31/09     32,748,573             --       166,603
Peruvian New Sol (PEN)                 Sell          42,283 PEN             9/4/09     14,013,063             --     1,307,834
                                                                                                    ------------   -----------
                                                                                                              --     3,201,093
                                                                                                    ------------   -----------


                     43 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

STANDARD NEW YORK SECURITIES, INC.
South African Rand (ZAR)                Buy         373,450 ZAR     8/3/09-8/17/09     47,986,100      1,368,865            --
STATE STREET
Canadian Dollar (CAD)                  Sell          15,040 CAD            8/10/09     12,933,396        112,094            --
                                                                                                    ------------   -----------
Total unrealized appreciation and
   depreciation                                                                                      $41,984,801   $11,153,435
                                                                                                    ============   ===========

FUTURES CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                                                                          UNREALIZED
                                                 NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
--------------------                  --------   ---------   ----------   -----------   --------------
CAC40 10 Euro Index                     Sell         290       7/17/09     12,758,161    $   478,733
DAX Index                               Sell         155       9/18/09     26,199,181         87,303
Euro-Bundesobligation, 5 yr.             Buy         312        9/8/09     50,531,543        499,005
Euro-Bundesobligation, 10 yr.            Buy         106        9/8/09     18,004,966        373,953
Euro-Bundesobligation, 10 yr.           Sell         153        9/8/09     25,988,300       (317,990)
FTSE 100 Index                           Buy         105       9/18/09      7,286,412       (242,033)
FTSE 100 Index                          Sell         307       9/18/09     21,304,082        484,564
IBEX 35 Index                            Buy          63       7/17/09      8,587,896        228,164
Japanese Government 10 yr. Bonds         Buy          81        9/9/09     11,620,076        118,847
Mexican Bolsa Index                     Sell         406       9/18/09      7,577,207        202,319
MSCI Taiwan Index                        Buy         318       7/30/09      7,326,720        (13,375)
NASDAQ 100 E-Mini Index                  Buy       1,008       9/18/09     29,761,200       (183,859)
NIKKEI 225 (SGX)                         Buy          43       9/10/09      2,219,520         29,965
Nikkei 225 Index                        Sell         198       9/10/09     20,409,405       (185,476)
SGX CNX Nifty Index                     Sell         839       7/30/09      7,219,595       (104,241)
SPI 200                                  Buy         118       9/17/09      9,273,127       (144,881)
Standard & Poor's 500 E-Mini            Sell       2,486       9/18/09    113,796,650      2,625,465
Standard & Poor's/MIB Index, 10 yr.      Buy          65       9/18/09      8,702,776       (288,782)
U.S. Treasury Long Bonds                 Buy       4,800       9/21/09    568,125,000     11,057,764
U.S. Treasury Long Bonds                Sell         407       9/21/09     48,172,266     (1,205,433)
U.S. Treasury Nts., 2 yr.                Buy       1,330       9/30/09    287,570,938        (25,932)


                     44 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

U.S. Treasury Nts., 2 yr.               Sell       1,083       9/30/09    234,164,906       (239,883)
U.S. Treasury Nts., 5 yr.                Buy       4,319       9/30/09    495,470,281     (1,361,814)
U.S. Treasury Nts., 5 yr.               Sell       1,681       9/30/09    192,842,219      2,222,524
U.S. Treasury Nts., 10 yr.               Buy       2,719       9/21/09    316,126,234      5,013,546
U.S. Treasury Nts., 10 yr.              Sell       5,603       9/21/09    651,436,297     (1,898,072)
United Kingdom Long Gilt                 Buy         301       9/28/09     58,473,718        470,132
                                                                                         ------------
                                                                                         $17,680,513
                                                                                         ===========

WRITTEN OPTIONS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                 NUMBER OF   EXERCISE       EXPIRATION   PREMIUMS
DESCRIPTION              TYPE    CONTRACTS     PRICE           DATE      RECEIVED     VALUE
-----------              ----   ----------   --------       ----------   --------   ---------
Hungarian Forint (HUF)   Put    32,170,000   $255.000 EUR     8/18/09    $208,178   $ (47,218)
Polish Zloty (PLN)       Call   15,890,000      4.670 EUR     7/27/09     158,941    (188,586)
Polish Zloty (PLN)       Call   15,890,000      4.687 EUR     7/27/09     164,498     (62,416)
Polish Zloty (PLN)       Put    15,890,000      4.379 EUR     7/27/09     160,608    (137,984)
Polish Zloty (PLN)       Put    15,890,000      4.381 EUR     7/27/09     154,494    (112,126)
                                                                         --------   ---------
                                                                         $846,719   $(548,330)
                                                                         ========   =========

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                                          BUY/SELL    NOTIONAL   RECEIVE                   PAYMENT
SWAP                                                       CREDIT     AMOUNT      FIXED    TERMINATION    RECEIVED/
REFERENCE ENTITY                   COUNTERPARTY          PROTECTION   (000S)       RATE        DATE         (PAID)         VALUE
----------------           ---------------------------   ----------   --------   -------   -----------   -----------   ------------
American International
Group, Inc.:
                           Deutsche Bank AG                  Sell      $ 6,250     5.00%      6/20/14    $ 1,465,278   $ (1,713,996)
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        6,250     5.00       6/20/14      1,434,896     (1,713,996)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                             2,900,174     (3,427,992)
Bolivarian Republic of
Venezuela:
                           Barclays Bank plc                 Sell        3,250    30.50       1/20/10             --        783,910
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        3,250    30.00       1/20/10             --        767,926
                                                                       -------                           -----------   ------------
                                                            Total        6,500                                    --      1,551,836


                     45 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

CDX Emerging Market
Index, Series 11:
                           Barclays Bank plc                  Buy       15,800     5.00       6/20/14      1,013,394       (725,403)
                           Barclays Bank plc                  Buy       25,800     5.00       6/20/14      1,606,766     (1,184,520)
                           Deutsche Bank AG                   Buy        9,450     5.00       6/20/14        606,112       (433,865)
                           Goldman Sachs
                           International                      Buy       25,250     5.00       6/20/14      1,572,514     (1,159,268)
                                                                       -------                           -----------   ------------
                                                            Total       76,300                             4,798,786     (3,503,056)
Cemex SAB de CV:
                           Credit Suisse International        Buy        5,705     5.30      10/20/13             --        554,594
                           UBS AG                             Buy        5,705     5.30      10/20/13             --        554,594
                                                                       -------                           -----------   ------------
                                                            Total       11,410                                    --      1,109,188
CIT Group, Inc.            Deutsche Bank AG                  Sell       12,500     5.00       6/20/14      1,434,028     (3,862,241)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                             1,434,028     (3,862,241)
ConocoPhillips             Deutsche Bank AG                   Buy       12,500     1.00       6/20/14        310,208       (278,938)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                               310,208       (278,938)
Darden Restaurants, Inc.   Deutsche Bank AG                  Sell       12,500     1.00       6/20/14         20,043       (138,721)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                                20,043       (138,721)
Development Bank of
Kazakhstan JSC             Credit Suisse International       Sell       20,660     3.75       2/20/13             --     (3,583,208)
                                                                       -------                           -----------   ------------
                                                            Total       20,660                                    --     (3,583,208)
Devon Energy               Credit Suisse International        Buy       12,500     1.00       6/20/14        308,950       (294,706)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                               308,950       (294,706)
FirstEnergy Corp.          Morgan Stanley Capital
                           Services, Inc.                     Buy       12,500     1.00       6/20/14       (269,063)       651,325
                                                                       -------                           -----------   ------------
                                                            Total       12,500                              (269,063)       651,325
HSBK Europe BV:
                           Credit Suisse International       Sell        4,040     4.95       3/20/13             --     (1,457,911)
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        8,080     4.88       3/20/13             --     (2,926,747)
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        8,090     4.78       3/20/13             --     (2,945,996)
                                                                       -------                           -----------   ------------
                                                            Total       20,210                                    --     (7,330,654)
Islamic Republic of
Pakistan                   Citibank NA, New York             Sell        4,860     5.10       3/20/13             --     (1,711,927)
                                                                       -------                           -----------   ------------
                                                            Total        4,860                                    --     (1,711,927)
Istanbul Bond Co. SA       Morgan Stanley Capital
                           Services, Inc.                    Sell       25,090     1.30       3/24/13             --     (4,126,228)
                                                                       -------                           -----------   ------------
                                                            Total       25,090                                    --     (4,126,228)


                     46 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Marsh & Mclennan Cos.,
Inc.                       Deutsche Bank AG                   Buy       12,500     1.00       6/20/14        333,029       (294,706)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                               333,029       (294,706)
McDonald's Corp.           Morgan Stanley Capital
                           Services, Inc.                    Sell       12,500     1.00       6/20/14       (425,952)       366,525
                                                                       -------                           -----------   ------------
                                                            Total       12,500                              (425,952)       366,525
Norfolk Southern           Barclays Bank plc                  Buy       12,500     1.00       6/20/14        405,740       (330,530)
                                                                       -------                           -----------   ------------
                                                            Total       12,500                               405,740       (330,530)
PEMEX Project Funding
Master                     Goldman Sachs International        Buy       10,045     3.45      11/20/13             --       (450,580)
                                                                       -------                           -----------   ------------
                                                            Total       10,045                                    --       (450,580)
Republic of Peru           Deutsche Bank AG                   Buy        7,440     1.71      12/20/16             --        169,483
                                                                       -------                           -----------   ------------
                                                            Total        7,440                                    --        169,483
Republic of Turkey:
                           Citibank NA, New York              Buy        7,970     5.25      12/20/13             --       (831,888)
                           Goldman Sachs
                           International                      Buy       15,935     5.29      12/20/13             --     (1,688,387)
                                                                       -------                           -----------   ------------
                                                            Total       23,905                                    --     (2,520,275)
Standard Bank London
Holdings plc for NAK
Naftogaz Ukrainy           Credit Suisse International       Sell        8,905     3.25       4/20/11             --     (3,589,643)
                                                                       -------                           -----------   ------------
                                                            Total        8,905                                    --     (3,589,643)
Troy Capital SA for
Yasar Holdings SA:
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        3,390     8.75       6/20/10             --       (506,803)
                           Morgan Stanley Capital
                           Services, Inc.                    Sell        3,390     8.50      10/20/09             --       (123,169)
                                                                       -------                           -----------   ------------
                                                            Total        6,780                                    --       (629,972)
Ukraine:
                           Citibank NA, New York              Buy       11,000     6.65      10/20/13             --      3,541,428
                           Citibank NA, New York              Buy       12,740     4.18       8/20/13             --      4,663,579
                           Goldman Sachs
                           International                      Buy       18,730     4.22       8/20/13             --      6,838,304
                           Merrill Lynch
                           International                      Buy       27,320     4.30       8/20/13             --      9,922,050
                                                                       -------                           -----------   ------------
                                                            Total       69,790                                    --     24,965,361
United Mexican States      Citibank NA, New York             Sell        6,470     3.75       2/20/14             --        474,607
                                                                       -------                           -----------   ------------
                                                            Total        6,470                                    --        474,607
VTB Capital SA             Goldman Sachs International        Buy        8,340     7.40       5/28/13             --       (425,297)
                                                                       -------                           -----------   ------------
                                                            Total        8,340                                    --       (425,297)
XL Capital Ltd.            Deutsche Bank AG                  Sell       12,500     5.00       6/20/14     (1,266,234)       264,163


                     47 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       -------                           -----------   ------------
                                                            Total       12,500                            (1,266,234)       264,163
                                                                                                         -----------   ------------
   Grand Total Buys                                                                                        5,887,650     18,797,269
   Grand Total Sells                                                                                       2,662,059    (25,743,455)
                                                                                                         -----------   ------------
   Total Credit Default
      Swaps                                                                                              $ 8,549,709   $ (6,946,186)
                                                                                                         ===========   ============

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                     TOTAL MAXIMUM
                                                  POTENTIAL PAYMENTS
                                                  FOR SELLING CREDIT                    REFERENCE
TYPE OF REFERENCE ASSET ON WHICH THE                  PROTECTION          AMOUNT      ASSET RATING
FUND SOLD PROTECTION                                (UNDISCOUNTED)     RECOVERABLE*      RANGE**
------------------------------------              ------------------   ------------   ------------
Investment Grade Single Name Corporate Debt          $ 50,000,000           $--           A to BBB
Non-Investment Grade Single Name Corporate Debt        12,500,000            --                 BB
Investment Grade Sovereign Debt                        52,220,000            --       BBB+ to BBB-
Non-Investment Grade Sovereign Debt                    47,255,000            --         BB to CCC+
                                                     ------------           ---
Total                                                $161,975,000           $--
                                                     ============           ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                       NOTIONAL
INTEREST RATE/                          AMOUNT                              RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                      (000'S)          PAID BY THE FUND      THE FUND         DATE         VALUE
-----------------                    -----------       -----------------   -------------   -----------   -----------
AUD BBR BBSW:
                                                       Six-Month AUD BBR
Westpac Banking Corp.                     24,975 AUD                BBSW           5.580%     6/23/14    $   172,813
                                                       Six-Month AUD BBR
Westpac Banking Corp.                     12,555 AUD                BBSW           5.368      6/19/14         (3,093)
                                                       Six-Month AUD BBR
Westpac Banking Corp.                     28,095 AUD                BBSW           5.525      6/25/14        141,765
                                     -----------                                                         -----------
Total                                     65,625 AUD                                                         311,485
BZDI:
Banco Santander Central Hispano SA        18,790 BRR                BZDI          14.000       1/3/12        828,035
Banco Santander SA, Inc.                  81,640 BRR                BZDI          14.900       1/2/12      3,315,721


                     48 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Goldman Sachs Group, Inc. (The)           46,100 BRR                BZDI          12.800       1/2/17        485,350
Goldman Sachs International                6,810 BRR                BZDI          14.100       1/2/17        219,053
Goldman Sachs International               43,920 BRR                BZDI          13.900       1/2/17      1,413,083
J Aron & Co.                              19,925 BRR                BZDI          14.160       1/2/17        692,276
J Aron & Co.                              34,060 BRR                BZDI          12.920       1/2/14        811,548
J Aron & Co.                              16,960 BRR                BZDI          12.870       1/2/14        388,855
J Aron & Co.                              73,600 BRR                BZDI          12.390       1/2/12        970,341
J Aron & Co.                                 130 BRR                BZDI          12.260       1/2/15          1,280
J Aron & Co.                                  60 BRR                BZDI          12.290       1/2/15            578
J Aron & Co.                              18,790 BRR                BZDI          14.050       1/2/12        836,397
J Aron & Co.                              17,800 BRR                BZDI          14.300       1/2/17        776,196
J Aron & Co.                              19,160 BRR                BZDI          13.670       1/2/17        619,749
J Aron & Co.                              26,190 BRR                BZDI          13.100       1/2/17        433,822
JPMorgan Chase Bank NA                    73,600 BRR                BZDI          12.380       1/2/12        966,960
JPMorgan Chase Bank NA                    44,120 BRR                BZDI          13.900       1/2/17      1,419,901
JPMorgan Chase Bank NA                    37,410 BRR                BZDI          13.910       1/2/12      1,654,975
JPMorgan Chase Bank NA                    39,800 BRR                BZDI          13.900       1/2/17      1,071,157
Morgan Stanley                            28,990 BRR                BZDI          12.810       1/2/17        419,175
Morgan Stanley                            32,320 BRR                BZDI          15.000       1/2/17      1,418,583
Morgan Stanley                            19,370 BRR                BZDI          14.880       1/2/17        802,854
Morgan Stanley                            80,500 BRR                BZDI          13.900       1/2/17      2,166,537
Morgan Stanley                            19,370 BRR                BZDI          14.860       1/2/17        846,191
Morgan Stanley                            39,900 BRR                BZDI          12.050       1/2/12        522,172
                                     -----------                                                         -----------
Total                                    839,315 BRR                                                      23,080,789
CAD BA CDOR:
                                                        Six-Month CAD BA
JPMorgan Chase Bank NA                    24,235 CAD                CDOR           3.000      4/30/19       (908,587)
                                                        Six-Month CAD BA
JPMorgan Chase Bank NA                    19,910 CAD                CDOR           3.010       5/1/19       (733,457)
                                     -----------                                                         -----------
Total                                     44,145 CAD                                                      (1,642,044)
CZK PRIBOR PRBO:
                                                           Six-Month CZK
Goldman Sachs Group, Inc. (The)          357,800 CZK         PRIBOR PRBO           3.760      10/6/18        280,968


                     49 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                           Six-Month CZK
Morgan Stanley                           354,900 CZK         PRIBOR PRBO           3.830      10/3/18        268,755
                                     -----------                                                         -----------
Total                                    712,700 CZK                                                         549,723
DKK  DKNA13 CIBOR
                                                                           Six-Month DKK
Barclays Bank plc                        202,110 DKK               3.845%   DKNA13 CIBOR       4/3/19        231,828
HUF BUBOR REUTERS:
                                                           Six-Month HUF
Barclays Bank plc                      3,677,000 HUF       BUBOR Reuters           7.820      9/19/13        (45,579)
                                                           Six-Month HUF
Barclays Bank plc                      2,181,000 HUF       BUBOR Reuters           7.180      10/8/18       (630,048)
                                                           Six-Month HUF
Citibank NA                            2,147,000 HUF       BUBOR Reuters           7.200      10/8/18       (596,753)
                                                           Six-Month HUF
Citibank NA                            2,150,000 HUF       BUBOR Reuters           7.180      10/3/18       (627,304)
                                                           Six-Month HUF
JPMorgan Chase Bank NA                 2,181,000 HUF       BUBOR Reuters           7.200      10/6/18       (606,203)
                                                           Six-Month HUF
JPMorgan Chase Bank NA                 1,711,000 HUF       BUBOR Reuters           7.890      9/12/13         16,594
                                                           Six-Month HUF
JPMorgan Chase Bank NA                 2,903,000 HUF       BUBOR Reuters           8.480       6/6/13        (86,106)
                                                           Six-Month HUF
JPMorgan Chase Bank NA                 1,947,000 HUF       BUBOR Reuters           7.880      8/12/13         19,315
                                     -----------                                                         -----------
Total                                 18,897,000 HUF                                                      (2,556,084)
ILS TELBOR01 REUTERS:
                                                         Three-Month ILS
Credit Suisse International               14,920 ILS    TELBOR01 Reuters           4.650     12/22/18       (212,414)
                                                         Three-Month ILS
Credit Suisse International               16,080 ILS    TELBOR01 Reuters           4.940     12/15/18       (157,127)
                                                         Three-Month ILS
UBS AG                                    39,350 ILS    TELBOR01 Reuters           5.880      8/28/10        721,387
                                                         Three-Month ILS
UBS AG                                    40,150 ILS    TELBOR01 Reuters           5.850       9/4/18        702,707
                                                         Three-Month ILS
UBS AG                                    41,060 ILS    TELBOR01 Reuters           4.780       1/7/19       (469,893)


                     50 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Three-Month ILS
UBS AG                                    41,030 ILS    TELBOR01 Reuters           5.036     12/12/18       (290,690)
                                     -----------                                                         -----------
Total                                    192,590 ILS                                                         293,970
JPY BBA LIBOR:
                                                                           Six-Month JPY
Citibank NA                            1,218,500 JPY               1.236       BBA LIBOR      3/10/19        116,721
                                                                           Six-Month JPY
JPMorgan Chase Bank NA                 1,218,500 JPY               1.210       BBA LIBOR       3/5/19        145,079
                                                                           Six-Month JPY
JPMorgan Chase Bank NA                 1,218,500 JPY               1.268       BBA LIBOR       3/6/19         76,537
                                     -----------                                                         -----------
Total                                  3,655,500                                                             338,337
MXN TIIE BANXICO:
Barclays Bank plc                         82,350 MXN    MXN TIIE BANXICO           9.270      7/17/26        407,146
Banco Santander SA, Inc.                 228,300 MXN    MXN TIIE BANXICO           8.540      9/27/13        859,455
Banco Santander SA, Inc.                 229,200 MXN    MXN TIIE BANXICO           8.060       2/6/14        694,201
Citibank NA                              427,800 MXN    MXN TIIE BANXICO           8.920     11/24/11      1,675,854
Credit Suisse International               90,300 MXN    MXN TIIE BANXICO           8.560      9/27/13        392,113
Credit Suisse International               84,250 MXN    MXN TIIE BANXICO           8.300     12/17/26       (213,473)
Goldman Sachs Group, Inc. (The)          138,000 MXN    MXN TIIE BANXICO           8.540      9/27/13        519,513
Goldman Sachs Group, Inc. (The)          466,000 MXN    MXN TIIE BANXICO           6.250       6/7/11       (134,159)
Goldman Sachs Group, Inc. (The)          576,000 MXN    MXN TIIE BANXICO           6.000       6/6/11       (185,995)
Goldman Sachs Group, Inc. (The)           97,600 MXN    MXN TIIE BANXICO           8.458      5/18/29       (174,596)
Goldman Sachs Group, Inc. (The)          135,370 MXN    MXN TIIE BANXICO           8.729      8/27/26         27,006
Goldman Sachs Group, Inc. (The)          431,000 MXN    MXN TIIE BANXICO           9.350     11/18/11      2,460,038
Goldman Sachs Group, Inc. (The)        1,401,000 MXN    MXN TIIE BANXICO          10.000     11/11/11      2,751,091
Goldman Sachs Group, Inc. (The)          521,900 MXN    MXN TIIE BANXICO           9.270     11/21/11      2,323,299
Goldman Sachs Group, Inc. (The)          516,800 MXN    MXN TIIE BANXICO           9.080     11/22/11      2,125,637
JPMorgan Chase Bank NA                 1,393,000 MXN    MXN TIIE BANXICO          10.000     11/11/11      2,735,382
JPMorgan Chase Bank NA                   417,900 MXN    MXN TIIE BANXICO           8.920     11/24/11      1,637,072
                                     -----------                                                         -----------
Total                                  7,236,770 MXN                                                      17,899,584


                     51 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NZD BBR FRA:
                                                                             Three-Month
Westpac Banking Corp.                     15,785 NZD               5.218     NZD BBR FRA      6/19/14         11,142
                                                                             Three-Month
Westpac Banking Corp.                     34,250 NZD               5.345     NZD BBR FRA      6/25/14        (88,627)
                                                                             Three-Month
Westpac Banking Corp.                     31,220 NZD               5.400     NZD BBR FRA      6/23/14       (132,463)
                                     -----------                                                         -----------
Total                                     81,255 NZD                                                        (209,948)
PLZ WIBOR WIBO:
                                                           Six-Month PLZ
Goldman Sachs Group, Inc. (The)           54,520 PLZ          WIBOR WIBO           5.330      10/6/18         45,342
                                                           Six-Month PLZ
Goldman Sachs Group, Inc. (The)           54,600 PLZ          WIBOR WIBO           5.320      10/3/18         33,415
                                     -----------                                                         -----------
Total                                    109,120 PLZ                                                          78,757
USD BBA LIBOR
                                                         Three-Month USD
Goldman Sachs Group, Inc. (The)      $    37,800               BBA LIBOR           3.743       6/2/19        306,693
ZAR JIBAR SAFEX:
                                                         Three-Month ZAR
Barclays Bank plc                        177,820 ZAR         JIBAR SAFEX           8.100      4/13/14      (475,884)
                                                         Three-Month ZAR
JPMorgan Chase Bank NA                   182,990 ZAR         JIBAR SAFEX           8.080       4/2/14       (495,988)
                                     -----------                                                         -----------
Total                                    360,810 ZAR                                                        (971,872)
                                                                                                         -----------
   Total Interest Rate Swaps                                                                             $37,711,218
                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD           Australian Dollar
BRR           Brazilian Real
CAD           Canadian Dollar
CZK           Czech Koruna
DKK           Danish Krone
HUF           Hungarian Forint
ILS           Israeli Shekel
JPY           Japanese Yen
MXN           Mexican Nuevo Peso
NZD           New Zealand Dollar
PLZ           Polish Zloty
ZAR           South African Rand

Abbreviations/Definitions are as follows:

BA CDOR       Canada Bankers Acceptances Deposit Offering Rate
BANIXCO       Banco de Mexico
BBA LIBOR     British Bankers' Association London-Interbank Offered Rate


                     52 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

BBR           Bank Bill Rate
BBR BBSW      BBR BBSW Bank Bill Swap Reference Rate
              (Australian financial market)
BUBOR         Budapest Interbank Offered Rate
BZDI          Brazil Interbank Deposit Rate
DKNA13        Reuters 12-Month CIBOR
FRA           Forward Rate Agreement
JIBAR         South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO   Prague Interbank Offering Rate
SAFEX         South African Futures Exchange
TIIE          Interbank Equilibrium Interest Rate
TELBOR01      Tel Aviv Interbank Offered Rate 1 Month
WIBOR WIBO    Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                          NOTIONAL
REFERENCE ENTITY/                          AMOUNT                PAID BY               RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                         (000'S)                THE FUND                THE FUND            DATE         VALUE
-----------------                        ---------       -----------------------   -------------------   -----------   -----------
CUSTOM BASKET OF SECURITIES:

Citibank NA, New York                    2,252,799 JPY   One-Month JPY BBA LIBOR   If positive, the        4/14/10     $ 1,210,930
                                                         plus 40 basis points      Total Return of a
                                                         and if negative, the      custom basket of
                                                         absolute value of the     securities
                                                         Total Return of a
                                                         custom basket of
                                                         securities
Citibank NA, New York                       14,223 GBP   One-Month GBP BBA LIBOR   If positive, the         5/7/10        (448,190)
                                                         plus 35 basis points      Total Return of a
                                                         and if negative, the      custom basket of
                                                         absolute value of the     securities
                                                         Total Return of a
                                                         custom basket of
                                                         securities
Deutsche Bank AG                               594       One-Month BBA LIBOR       If positive, the        10/5/09      (1,115,705)
                                                         plus 21.354 basis         Total Return of a
                                                         points and if negative,   custom basket of
                                                         the absolute value of     securities
                                                         the Total Return of a
                                                         custom basket of
                                                         securities
Deutsche Bank AG, London                    79,049       One-Month BBA LIBOR       If positive, the         3/5/10      (4,356,833)
                                                         plus 35 basis points      Total Return of a
                                                         and if negative, the      custom basket of
                                                         absolute value of the     securities
                                                         Total Return of a
                                                         custom basket of
                                                         securities


                     53 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Morgan Stanley                              10,044 EUR   One-Month EUR BBA LIBOR   If positive, the         3/5/10      (1,242,834)
                                                         plus 25 basis points      Total Return of a
                                                         and if negative, the      custom basket of
                                                         absolute value of the     securities
                                                         Total Return of a
                                                         custom basket of
                                                         securities
Morgan Stanley International                10,787 EUR   One-Month EUR BBA LIBOR   If positive, the        10/7/09        (978,967)
                                                         plus 30 basis points      Total Return of a
                                                         and if negative, the      custom basket of
                                                         absolute value of the     securities
                                                         Total Return of a
                                                         custom basket of
                                                         securities
                                                                                                                       -----------
   Reference Entity Total                                                                                               (6,931,599)
KOREA STOCK PRICE INDEX 200

Citibank NA                              9,683,064 KRW   If positive, the Total    If negative, the        9/10/09          28,069
                                                         Return of the KOSPI 200   absolute value of
                                                         Index                     the Total Return of
                                                                                   the KOSPI 200 Index
MSCI DAILY TR GROSS BELGIUM USD INDEX

Morgan Stanley                               7,397       If positive, the Total    One-Month BBA LIBOR     5/10/11         267,223
                                                         Return of MSCI Daily      minus 95 basis
                                                         Gross Belgium USD Index   points and if
                                                                                   negative, the
                                                                                   absolute value of
                                                                                   the Total Return of
                                                                                   the MSCI Daily
                                                                                   Gross Belgium USD
                                                                                   Index
MSCI DAILY TR NET EMERGING MARKETS USD
INDEX

UBS AG                                      18,859       One-Month BBA LIBOR       If positive, the        5/12/10      (1,180,468)
                                                         plus 100 basis points     Total Return of the
                                                         and if negative, the      MSCI Daily Net
                                                         absolute value of the     Emerging Markets
                                                         Total Return of the       USD Index
                                                         MSCI Daily Net Emerging
                                                         Markets USD Index


                     54 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

S&P 500 CITIGROUP VALUE INDEX

Citibank NA                                 19,135       If positive, the Total    One-Month BBA LIBOR      6/2/10         517,383
                                                         Return of the S&P 500     minus 15 basis
                                                         Citigroup Value Index     points and if
                                                                                   negative, the
                                                                                   absolute value of
                                                                                   the Total Return of
                                                                                   the S&P 500
                                                                                   Citigroup Value
                                                                                   Index
                                                                                                                       -----------
   Total of Total Return Swaps                                                                                         $(7,299,392)
                                                                                                                       ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR         Euro
GBP         British Pounds Sterling
JPY         Japanese Yen
KRW         South Korean Won

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
KOSPI       Korean Stock Price Index
MSCI        Morgan Stanley Capital International
S&P         Standard & Poor's

CURRENCY SWAPS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                        NOTIONAL
REFERENCE ENTITY/                        AMOUNT           PAID BY          RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                        (000S)           THE FUND          THE FUND            DATE         VALUE
-----------------                       --------       -------------   ------------------   -----------   -----------
JSC "RUSHYDRO"(OPEN JOINT STOCK COMPANY) "FEDERAL HYDROGENERATION COMPANY") AND OJSC SARATOVSKAYA HPP AND ANY
SUCCESSOR(S)

Morgan Stanley Capital Services, Inc.    936,780 RUR   Three-Month     7.75% from debt        12/26/13    $(7,158,614)
                                                       USD BBA LIBOR   obligations of JSC
                                                                       Rushydro and OJSC
                                                                       Saratovskaya HPP
MXN TIIE BANXICO:
Deutsche Bank AG                        $ 13,250       Six-Month USD   5.46% times UDI         5/13/15      1,454,912
                                                       BBA LIBOR
Deutsche Bank AG                           7,260       Six-Month USD   5.25% times UDI         6/23/15        567,399
                                                       BBA LIBOR
Goldman Sachs Group, Inc. (The)            7,490       Six-Month USD   5.08% times UDI         1/20/15      1,015,719
                                                       BBA LIBOR
                                                                                                          -----------
   Reference Entity Total                                                                                   3,038,030
                                                                                                          -----------


                     55 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

USD BBA LIBOR
Goldman Sachs Group, Inc. (The)            7,490       Six-Month USD   5.10% times UDI         1/14/15        981,235
                                                       BBA LIBOR
                                                                                                          -----------
   Total Currency Swaps                                                                                   $(3,139,349)
                                                                                                          ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

RUR         Russian Ruble

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
MXN-TIIE    Mexican Nuevo Peso-Interbank Equilibrium Interest Rate
UDI         Unidad de Inversion (Unit of Investment)

SWAP SUMMARY AS OF JUNE 30, 2009 IS AS FOLLOWS:

The following table aggregates, as of period , the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                          NOTIONAL
                                                 SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY                               FUND PERSPECTIVE          (000'S)             VALUE
-----------------                        ------------------------------   ---------       ------------
Banco Santander Central Hispano SA       Interest Rate                       18,790 BRR   $    828,035
                                                                                          ------------
Banco Santander SA, Inc.:
                                         Interest Rate                       81,640 BRR      3,315,721
                                         Interest Rate                      457,500 MXN      1,553,656
                                                                                          ------------
                                                                                             4,869,377
                                                                                          ------------
Barclays Bank plc:
                                         Credit Default Buy Protection       54,100         (2,240,453)
                                         Credit Default Sell Protection       3,250            783,910
                                         Interest Rate                      202,110 DKK        231,828
                                         Interest Rate                    5,858,000 HUF       (675,627)
                                         Interest Rate                       82,350 MXN        407,146
                                         Interest Rate                      177,820 ZAR       (475,884)
                                                                                          ------------
                                                                                            (1,969,080)
                                                                                          ------------


                     56 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Citibank NA:
                                         Interest Rate                    4,297,000 HUF     (1,224,057)
                                         Interest Rate                    1,218,500 JPY        116,721
                                         Interest Rate                      427,800 MXN      1,675,854
                                         Total Return                      ,683,064 KRW         28,069
                                         Total Return                        19,135            517,383
                                                                                          ------------
                                                                                             1,113,970
                                                                                          ------------
Citibank NA, New York:
                                         Credit Default Buy Protection       31,710          7,373,119
                                         Credit Default Sell Protection      11,330         (1,237,320)
                                         Total Return                        14,223 GBP       (448,190)
                                         Total Return                      ,252,799 JPY      1,210,930
                                                                                          ------------
                                                                                             6,898,539
                                                                                          ------------
Credit Suisse International:
                                         Credit Default Buy Protection       18,205            259,888
                                         Credit Default Sell Protection      33,605         (8,630,762)
                                         Interest Rate                       31,000 ILS       (369,541)
                                         Interest Rate                      174,550 MXN        178,640
                                                                                          ------------
                                                                                            (8,561,775)
                                                                                          ------------
Deutsche Bank AG:
                                         Credit Default Buy Protection       41,890          (838,026)
                                         Credit Default Sell Protection      43,750         (5,450,795)
                                         Currency                            20,510          2,022,311
                                         Total Return                           594         (1,115,705)
                                                                                          ------------
                                                                                            (5,382,215)
                                                                                          ------------
Deutsche Bank AG, London                 Total Return                        79,049         (4,356,833)
                                                                                          ------------
Goldman Sachs Group, Inc. (The):
                                         Currency                            14,980          1,996,954
                                         Interest Rate                       46,100 BRR        485,350
                                         Interest Rate                      357,800 CZK        280,968
                                         Interest Rate                    4,283,670 MXN      9,711,834
                                         Interest Rate                      109,120 PLZ         78,757
                                         Interest Rate                       37,800            306,693
                                                                                          ------------
                                                                                            12,860,556
                                                                                          ------------


                     57 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Goldman Sachs International:
                                         Credit Default Buy Protection       78,300          3,114,772
                                         Interest Rate                       50,730 BRR      1,632,136
                                                                                          ------------
                                                                                             4,746,908
                                                                                          ------------
J Aron & Co.                             Interest Rate                      226,675 BRR      5,531,042
                                                                                          ------------
JPMorgan Chase Bank NA:
                                         Interest Rate                      194,930 BRR      5,112,993
                                         Interest Rate                       44,145 CAD     (1,642,044)
                                         Interest Rate                    8,742,000 HUF       (656,400)
                                         Interest Rate                    2,437,000 JPY        221,616
                                         Interest Rate                    1,810,900 MXN      4,372,454
                                         Interest Rate                      182,990 ZAR       (495,988)
                                                                                          ------------
                                                                                             6,912,631
                                                                                          ------------
Merrill Lynch International              Credit Default Buy Protection       27,320          9,922,050
                                                                                          ------------
Morgan Stanley:
                                         Interest Rate                      220,450 BRR      6,175,512
                                         Interest Rate                      354,900 CZK        268,755
                                         Total Return                        10,044 EUR     (1,242,834)
                                         Total Return                         7,397            267,223
                                                                                          ------------
                                                                                             5,468,656
                                                                                          ------------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection       12,500            651,325
                                         Credit Default Sell Protection      70,040        (11,208,488)
                                         Currency                           936,780 RUR     (7,158,614)
                                                                                          ------------
                                                                                           (17,715,777)
                                                                                          ------------
Morgan Stanley International             Total Return                        10,787 EUR       (978,967)
                                                                                          ------------
UBS AG:
                                         Credit Default Buy Protection        5,705            554,594
                                         Interest Rate                      161,590 ILS        663,511
                                         Total Return                        18,859         (1,180,468)
                                                                                          ------------
                                                                                                37,637
                                                                                          ------------


                     58 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Westpac Banking Corp.:
                                         Interest Rate                       65,625 AUD        311,485
                                         Interest Rate                       81,255 NZD       (209,948)
                                                                                          ------------
                                                                                               101,537
                                                                                          ------------
   Total Swaps                                                                            $ 20,326,291
                                                                                          ============

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
CZK   Czech Koruna
DKK   Danish Krone
EUR   Euro
GBP   British Pounds Sterling
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Nuevo Peso
NZD   New Zealand Dollar
PLZ   Polish Zloty
RUR   Russian Ruble
ZAR   South African Rand

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks


                     59 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                     60 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally


                     61 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $374,748,258
Sold securities             22,630,911

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.


                     62 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $14,726,179, representing 0.19% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of


                     63 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected


                     64 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and


                     65 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $122,951,854, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $81,078,495 as of June 30, 2009.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of June 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $30,074,065. If a contingent feature would have been triggered as of June 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.


                     66 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual r eports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to buy specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.

Additional associated risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                     67 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.


                     68 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.


                     69 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Written option activity for the period ended June 30, 2009 was as follows:

                                                            CALL
                                                           OPTIONS                       PUT OPTIONS
                                               -----------------------------   -----------------------------
                                                  NUMBER OF       AMOUNT OF       NUMBER OF       AMOUNT OF
                                                  CONTRACTS        PREMIUMS       CONTRACTS        PREMIUMS
                                               ---------------   -----------   ---------------   -----------
Options outstanding as of September 30, 2008     3,818,670,000   $ 1,032,083     3,818,670,000   $ 1,032,083
Options written                                 31,314,535,000    14,602,196    31,346,705,000    14,884,217
Options closed or expired                      (12,525,080,000)   (8,678,374)  (22,576,345,000)   (6,667,230)
Options exercised                              (22,576,345,000)   (6,632,466)  (12,525,080,000)   (8,725,790)
                                               ---------------   -----------   ---------------   -----------
Options outstanding as of June 30, 2009             31,780,000   $   323,439        63,950,000   $   523,280
                                               ===============   ===========   ===============   ===========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.


                     70 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.


                     71 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an


                     72 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or


                     73 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2009, the Fund had on loan securities valued at $116,532,137. Collateral of $119,074,670 was received for the loans, of which all was received in cash and subsequently invested in approved instruments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $53,991,666 at June 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of June 30, 2009, the Fund had unfunded purchase commitments as follows:

                                                       COMMITMENT
                                                      TERMINATION     UNFUNDED
                                                          DATE         AMOUNT
                                                      -----------   -----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.     10/23/13    $23,501,666

                                                                  COMMITMENT
                                                      INTEREST   TERMINATION     UNFUNDED     UNREALIZED
                                                        RATE         DATE         AMOUNT     DEPRECIATION
                                                      --------   -----------   -----------   ------------
Deutsche Bank AG; An unfunded commitment that
   Oppenheimer receives 0.125% quarterly; and will
   pay out, upon request, up to 27,303,824 USD to a
   Peruvian Trust through Deutsche Bank's Global
   Note Program. Upon funding requests, the
   unfunded portion decreases and new structured
   securities will be created and held by the fund
   to maintain a consistent exposure level.             0.50%      9/20/10     $27,303,824    $2,151,788

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation


                     74 | Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 8,795,436,006
Federal tax cost of other investments       494,168,336
                                        ---------------
Total federal tax cost                  $ 9,289,604,342
                                        ===============
Gross unrealized appreciation           $   367,160,286
Gross unrealized depreciation            (1,170,897,569)
                                        ---------------
Net unrealized depreciation             $  (803,737,283)
                                        ===============


                     75 | Oppenheimer Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009